MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to provide the December 31, 2010 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*, along with supplements to the current prospectuses.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

You can sign up to receive future Annual Reports (as well as other policy documents and reports) via eDelivery** online at www.newyorklife.com/vsc. Once enrolled, you'll receive your Annual Reports by e-mail whenever they are released.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2011

* New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

** Electronic delivery is currently offered to policyowners of variable annuities (except for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third-party broker dealers). At this time, electronic delivery is not available for any New York Life products that are owned by Corporations, Trusts or other Organizations. For full details on electronic delivery -- including who can participate and what you can receive via eDelivery -- please log on to www.newyorklife.com/vsc.

SMRU # 438123CV

                         ANNUAL REPORT TABLE OF CONTENTS




NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     12
Statement of Changes in Net Assets......................................     16
Notes to Financial Statements...........................................     24
Report of Independent Registered Public Accounting Firm.................     50


THE 2010 ANNUAL REPORT FOR THE PORTFOLIOS OF THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - SERVICE CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - SERVICE CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - SERVICE CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - SERVICE CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP GROWTH EQUITY - SERVICE CLASS

MAINSTAY VP HIGH YIELD CORPORATE BOND - SERVICE CLASS
MAINSTAY VP ICAP SELECT EQUITY - SERVICE CLASS
MAINSTAY VP INCOME BUILDER - SERVICE CLASS
MAINSTAY VP INTERNATIONAL EQUITY - SERVICE CLASS
MAINSTAY VP LARGE CAP GROWTH - SERVICE CLASS
MAINSTAY VP MID CAP CORE - SERVICE CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - SERVICE CLASS
MAINSTAY VP U.S. SMALL CAP - SERVICE CLASS

THE 2010 ANNUAL REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES INVESTMENT DIVISIONS (OTHER THAN THE PORTFOLIOS OF THE MAINSTAY VP SERIES FUND, INC.) IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING:

ALGER SMALL CAP GROWTH - CLASS S SHARES
(CLOSED TO NEW INVESTORS)
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
CALVERT VP SRI BALANCED PORTFOLIO
DREYFUS IP TECHNOLOGY GROWTH - SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN BALANCED PORTFOLIO - SERVICE SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO - SERVICE SHARES

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
MFS(R) RESEARCH SERIES - SERVICE CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
PIMCO REAL RETURN PORTFOLIO - ADVISOR CLASS
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS II
VAN ECK VIP GLOBAL HARD ASSETS
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            BALANCED--        BOND--           CASH
                                           SERVICE CLASS   SERVICE CLASS    MANAGEMENT
                                          ----------------------------------------------

ASSETS:
  Investment at net asset value.........    $52,749,141    $140,370,332    $153,898,900
  Dividends due and accrued.............             --              --           1,177
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation........................        (21,299)        205,116         939,443

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        104,078         289,160         408,655
                                            -----------    ------------    ------------
       Total net assets.................    $52,623,764    $140,286,288    $154,430,865
                                            ===========    ============    ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................    $37,202,331    $ 91,562,096    $116,449,939
  Series II Policies....................    $ 3,858,621    $ 16,567,628    $ 10,654,059
  Series III Policies...................    $11,562,812    $ 32,156,564    $ 27,326,867
                                            -----------    ------------    ------------
       Total net assets.................    $52,623,764    $140,286,288    $154,430,865
                                            ===========    ============    ============
     Series I Variable accumulation unit
       value............................    $     12.39    $      14.22    $       1.17
                                            ===========    ============    ============
     Series II Variable accumulation
       unit value.......................    $     12.03    $      11.05    $      10.00
                                            ===========    ============    ============
     Series III Variable accumulation
       unit value.......................    $     12.31    $      11.05    $      10.00
                                            ===========    ============    ============

Identified Cost of Investment...........    $51,549,464    $138,577,079    $153,913,641
                                            ===========    ============    ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP                      MAINSTAY VP      MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP        GROWTH           GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--     ALLOCATION--       EQUITY--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $22,454,593    $160,242,386    $132,486,360    $141,058,964     $94,843,091     $118,955,727      $12,900,486
                 --              --              --         514,054              --               --               --

                500         485,285          (2,793)         76,119           4,325           (1,873)             460



             47,720         318,071         261,897         304,888         208,661          262,774           25,301
        -----------    ------------    ------------    ------------     -----------     ------------      -----------
        $22,407,373    $160,409,600    $132,221,670    $141,344,249     $94,638,755     $118,691,080      $12,875,645
        ===========    ============    ============    ============     ===========     ============      ===========



        $20,426,035    $105,901,397    $ 86,954,190    $ 92,391,887     $69,232,531     $ 96,060,182      $10,687,162
        $   667,454    $ 14,388,502    $ 14,449,778    $ 16,164,820     $ 9,232,161     $  6,308,810      $   641,752
        $ 1,313,884    $ 40,119,701    $ 30,817,702    $ 32,787,542     $16,174,063     $ 16,322,088      $ 1,546,731
        -----------    ------------    ------------    ------------     -----------     ------------      -----------
        $22,407,373    $160,409,600    $132,221,670    $141,344,249     $94,638,755     $118,691,080      $12,875,645
        ===========    ============    ============    ============     ===========     ============      ===========
        $     14.05    $      12.69    $      17.30    $      12.20     $     13.66     $      11.27      $     13.26
        ===========    ============    ============    ============     ===========     ============      ===========
        $     12.22    $      11.96    $      13.54    $      11.28     $     10.77     $      12.67      $     12.69
        ===========    ============    ============    ============     ===========     ============      ===========
        $     12.50    $      11.88    $      13.54    $      11.26     $     10.68     $      12.67      $     12.69
        ===========    ============    ============    ============     ===========     ============      ===========

        $26,151,855    $148,826,193    $116,435,490    $136,000,389     $95,807,197     $117,669,694      $12,022,638
        ===========    ============    ============    ============     ===========     ============      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT       INCOME
                                              BOND--         EQUITY--        BUILDER--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment at net asset value.........   $434,622,738    $189,591,339     $17,221,014
  Dividends due and accrued.............             --              --              --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation........................        834,403         (24,516)         (1,145)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        878,309         395,282          32,019
                                           ------------    ------------     -----------
       Total net assets.................   $434,578,832    $189,171,541     $17,187,850
                                           ============    ============     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................   $277,037,930    $146,718,140     $13,362,406
  Series II Policies....................   $ 50,388,056    $ 16,894,266     $ 1,470,045
  Series III Policies...................   $107,152,846    $ 25,559,135     $ 2,355,399
                                           ------------    ------------     -----------
       Total net assets.................   $434,578,832    $189,171,541     $17,187,850
                                           ============    ============     ===========
     Series I Variable accumulation unit
       value............................   $      17.14    $      15.00     $     14.48
                                           ============    ============     ===========
     Series II Variable accumulation
       unit value.......................   $      12.50    $      13.10     $     12.69
                                           ============    ============     ===========
     Series III Variable accumulation
       unit value.......................   $      12.43    $      13.17     $     12.63
                                           ============    ============     ===========

Identified Cost of Investment...........   $414,316,264    $177,507,091     $17,522,892
                                           ============    ============     ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV















                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE        MAINSTAY VP      MAINSTAY VP
       INTERNATIONAL     LARGE CAP        MID CAP        MODERATE         GROWTH           S&P 500        U.S. SMALL
         EQUITY--        GROWTH--         CORE--       ALLOCATION--    ALLOCATION--        INDEX--           CAP--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


       $138,236,634     $85,031,891    $111,991,148    $240,071,921    $328,680,437      $71,938,289      $51,859,250
                 --              --              --              --              --               --               --

              8,262          50,310         (24,358)        145,675         613,275            8,825           20,363



            298,969         168,732         230,222         460,282         602,858          146,667          101,107
       ------------     -----------    ------------    ------------    ------------      -----------      -----------
       $137,945,927     $84,913,469    $111,736,568    $239,757,314    $328,690,854      $71,800,447      $51,778,506
       ============     ===========    ============    ============    ============      ===========      ===========



       $106,008,908     $56,630,686    $ 97,722,634    $142,875,782    $178,772,520      $62,916,201      $44,390,984
       $ 12,627,483     $ 9,861,789    $  5,951,116    $ 24,992,312    $ 42,103,088      $ 2,950,864      $ 2,603,968
       $ 19,309,536     $18,420,994    $  8,062,818    $ 71,889,220    $107,815,246      $ 5,933,382      $ 4,783,554
       ------------     -----------    ------------    ------------    ------------      -----------      -----------
       $137,945,927     $84,913,469    $111,736,568    $239,757,314    $328,690,854      $71,800,447      $51,778,506
       ============     ===========    ============    ============    ============      ===========      ===========
       $      18.19     $     13.65    $      17.60    $      12.28    $      11.82      $     13.97      $     18.01
       ============     ===========    ============    ============    ============      ===========      ===========
       $      11.43     $     13.50    $      14.26    $      12.33    $      12.50      $     12.89      $     14.20
       ============     ===========    ============    ============    ============      ===========      ===========
       $      11.57     $     13.37    $      13.97    $      12.18    $      12.87      $     12.81      $     14.03
       ============     ===========    ============    ============    ============      ===========      ===========

       $161,032,394     $72,286,674    $ 98,464,590    $226,620,474    $313,786,669      $71,743,806      $43,201,048
       ============     ===========    ============    ============    ============      ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010


                                                                             COLUMBIA
                                                                             SMALL CAP
                                               ALGER          CALVERT       VALUE FUND,
                                             SMALL CAP        VP SRI         VARIABLE
                                             GROWTH--        BALANCED        SERIES--
                                          CLASS S SHARES     PORTFOLIO        CLASS B
                                          ----------------------------------------------

ASSETS:
  Investment at net asset value.........    $20,025,490     $12,808,331     $32,846,030
  Dividends due and accrued.............             --              --              --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation........................           (561)         63,355           6,827

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         39,352          19,324          60,248
                                            -----------     -----------     -----------
       Total net assets.................    $19,985,577     $12,852,362     $32,792,609
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................    $19,985,577     $ 5,731,154     $25,430,723
  Series II Policies....................    $        --     $ 2,247,352     $ 3,317,770
  Series III Policies...................    $        --     $ 4,873,856     $ 4,044,116
                                            -----------     -----------     -----------
       Total net assets.................    $19,985,577     $12,852,362     $32,792,609
                                            ===========     ===========     ===========
     Series I Variable accumulation unit
       value............................    $     20.43     $     12.75     $     14.30
                                            ===========     ===========     ===========
     Series II Variable accumulation
       unit value.......................    $        --     $     12.27     $     13.91
                                            ===========     ===========     ===========
     Series III Variable accumulation
       unit value.......................    $        --     $     11.97     $     13.90
                                            ===========     ===========     ===========

Identified Cost of Investment...........    $17,264,989     $12,634,873     $30,117,791
                                            ===========     ===========     ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                                              FIDELITY(R)
        DREYFUS IP                         FIDELITY(R) VIP        VIP          JANUS ASPEN       JANUS ASPEN         MFS(R)
        TECHNOLOGY      FIDELITY(R) VIP        EQUITY-         MID CAP--        BALANCED          WORLDWIDE         INVESTORS
         GROWTH--       CONTRAFUND(R)--       INCOME--       SERVICE CLASS     PORTFOLIO--       PORTFOLIO--     TRUST SERIES--
      SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2         2         SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $42,373,342      $205,010,225        $53,608,313     $131,901,170      $93,168,968       $25,732,783       $4,441,852
                 --                --                 --               --               --                --               --

            219,938            50,961            (16,494)          42,676          133,710            (4,437)             (46)



             73,485           417,413            115,580          248,287          180,053            53,292            9,292
        -----------      ------------        -----------     ------------      -----------       -----------       ----------
        $42,519,795      $204,643,773        $53,476,239     $131,695,559      $93,122,625       $25,675,054       $4,432,514
        ===========      ============        ===========     ============      ===========       ===========       ==========



        $28,127,159      $164,103,628        $45,420,078     $ 92,609,123      $51,065,973       $17,987,790       $3,382,408
        $ 4,875,205      $ 17,114,380        $ 2,629,611     $ 13,911,254      $14,552,920       $ 2,309,607       $  239,039
        $ 9,517,431      $ 23,425,765        $ 5,426,550     $ 25,175,182      $27,503,732       $ 5,377,657       $  811,067
        -----------      ------------        -----------     ------------      -----------       -----------       ----------
        $42,519,795      $204,643,773        $53,476,239     $131,695,559      $93,122,625       $25,675,054       $4,432,514
        ===========      ============        ===========     ============      ===========       ===========       ==========
        $     16.52      $      17.66        $     13.23     $      23.99      $     17.22       $     13.36       $    14.64
        ===========      ============        ===========     ============      ===========       ===========       ==========
        $     15.52      $      13.37        $     12.84     $      14.57      $     11.79       $     13.12       $    11.68
        ===========      ============        ===========     ============      ===========       ===========       ==========
        $     15.26      $      13.42        $     12.70     $      14.65      $     11.72       $     12.66       $    12.36
        ===========      ============        ===========     ============      ===========       ===========       ==========

        $31,736,576      $220,622,114        $62,541,134     $118,116,032      $88,566,277       $24,533,343       $4,018,661
        ===========      ============        ===========     ============      ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010


                                                                                 NEUBERGER
                                                                                  BERMAN
                                                                                    AMT
                                               MFS(R)            MFS(R)           MID-CAP
                                              RESEARCH          UTILITIES         GROWTH
                                              SERIES--          SERIES--        PORTFOLIO--
                                            SERVICE CLASS     SERVICE CLASS       CLASS S
                                          --------------------------------------------------

ASSETS:
  Investment at net asset value.........     $6,454,988       $244,277,575      $22,831,876
  Dividends due and accrued.............             --                 --               --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation........................             66            (49,622)           9,612

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         13,028            519,159           43,630
                                             ----------       ------------      -----------
       Total net assets.................     $6,442,026       $243,708,794      $22,797,858
                                             ==========       ============      ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
  Series I Policies.....................     $5,418,155       $190,757,916      $18,924,852
  Series II Policies....................     $  293,269       $ 17,072,114      $ 1,825,123
  Series III Policies...................     $  730,602       $ 35,878,764      $ 2,047,883
                                             ----------       ------------      -----------
       Total net assets.................     $6,442,026       $243,708,794      $22,797,858
                                             ==========       ============      ===========
     Series I Variable accumulation unit
       value............................     $    15.76       $      24.01      $     17.95
                                             ==========       ============      ===========
     Series II Variable accumulation
       unit value.......................     $    12.87       $      12.82      $     14.49
                                             ==========       ============      ===========
     Series III Variable accumulation
       unit value.......................     $    12.91       $      12.87      $     14.65
                                             ==========       ============      ===========

Identified Cost of Investment...........     $5,725,329       $256,938,977      $20,698,057
                                             ==========       ============      ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









           PIMCO                                                               UIF
           REAL            ROYCE            ROYCE                           EMERGING                             VICTORY
          RETURN         MICRO-CAP        SMALL-CAP      T. ROWE PRICE      MARKETS           VAN ECK              VIF
        PORTFOLIO--     PORTFOLIO--      PORTFOLIO--        EQUITY           EQUITY          VIP GLOBAL        DIVERSIFIED
          ADVISOR       INVESTMENT       INVESTMENT         INCOME         PORTFOLIO--          HARD             STOCK--
           CLASS           CLASS            CLASS        PORTFOLIO--II      CLASS II           ASSETS        CLASS A SHARES
      ----------------------------------------------------------------------------------------------------------------------


        $37,938,947     $93,709,165      $65,357,465      $84,096,014     $161,199,143      $284,354,508       $11,568,246
             31,858              --               --               --               --                --                --

            281,527          72,025           30,903           (7,277)           7,391            22,292            (2,148)



             30,760         179,183          133,054          173,679          332,551           544,890            24,550
        -----------     -----------      -----------      -----------     ------------      ------------       -----------
        $38,221,572     $93,602,007      $65,255,314      $83,915,058     $160,873,983      $283,831,910       $11,541,548
        ===========     ===========      ===========      ===========     ============      ============       ===========



        $14,324,694     $64,178,297      $46,316,440      $69,212,853     $119,936,254      $215,346,789       $ 9,577,887
        $ 9,046,832     $ 9,533,785      $ 7,262,358      $ 7,087,720     $ 12,946,829      $ 22,287,027       $   810,639
        $14,850,046     $19,889,925      $11,676,516      $ 7,614,485     $ 27,990,900      $ 46,198,094       $ 1,153,022
        -----------     -----------      -----------      -----------     ------------      ------------       -----------
        $38,221,572     $93,602,007      $65,255,314      $83,915,058     $160,873,983      $283,831,910       $11,541,548
        ===========     ===========      ===========      ===========     ============      ============       ===========
        $     10.40     $     17.98      $     15.14      $     14.95     $      32.66      $      42.46       $     13.46
        ===========     ===========      ===========      ===========     ============      ============       ===========
        $     10.40     $     15.39      $     13.57      $     12.54     $      14.22      $      15.75       $     11.82
        ===========     ===========      ===========      ===========     ============      ============       ===========
        $     10.40     $     15.64      $     13.57      $     13.09     $      13.78      $      15.04       $     12.38
        ===========     ===========      ===========      ===========     ============      ============       ===========

        $38,366,213     $79,297,681      $56,744,022      $89,974,456     $156,445,411      $232,530,939       $10,898,349
        ===========     ===========      ===========      ===========     ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010






                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            BALANCED--        BOND--           CASH
                                           SERVICE CLASS   SERVICE CLASS    MANAGEMENT
                                          ----------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   562,496    $  3,957,501    $     29,160
  Mortality and expense risk charges....       (767,032)     (2,058,898)     (2,910,954)
                                            -----------    ------------    ------------
       Net investment income (loss).....       (204,536)      1,898,603      (2,881,794)
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,212,957      11,145,940      76,699,478
  Cost of investments sold..............     (4,478,107)    (10,300,628)    (76,700,747)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................       (265,150)        845,312          (1,269)
  Realized gain distribution received...             --       1,730,959              --
  Change in unrealized appreciation
     (depreciation) on  investments.....      5,258,325         817,508         (16,186)
                                            -----------    ------------    ------------
       Net gain (loss) on investments...      4,993,175       3,393,779         (17,455)
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 4,788,639    $  5,292,382    $ (2,899,249)
                                            ===========    ============    ============









                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT       INCOME
                                              BOND--         EQUITY--        BUILDER--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $ 22,118,159    $  1,201,274     $   420,402
  Mortality and expense risk charges....     (6,258,850)     (2,917,119)       (239,044)
                                           ------------    ------------     -----------
       Net investment income (loss).....     15,859,309      (1,715,845)        181,358
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     31,267,366      11,334,044       1,096,385
  Cost of investments sold..............    (32,834,782)    (15,153,367)     (1,368,844)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................     (1,567,416)     (3,819,323)       (272,459)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     20,324,492      29,892,707       1,780,508
                                           ------------    ------------     -----------
       Net gain (loss) on investments...     18,757,076      26,073,384       1,508,049
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 34,616,385    $ 24,357,539     $ 1,689,407
                                           ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









        MAINSTAY VP     MAINSTAY VP                                                       MAINSTAY VP     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       GROWTH          GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--   FLOATING RATE--   GOVERNMENT--    ALLOCATION--      EQUITY--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $   292,227    $  3,279,851     $ 3,095,353     $  4,456,913     $  2,773,556    $  1,045,892     $    36,692
           (369,481)     (2,284,846)     (1,877,003)      (2,173,655)      (1,491,557)     (1,979,929)       (190,297)
        -----------    ------------     -----------     ------------     ------------    ------------     -----------
            (77,254)        995,005       1,218,350        2,283,258        1,281,999        (934,037)       (153,605)
        -----------    ------------     -----------     ------------     ------------    ------------     -----------


          2,355,096      11,639,071       7,711,066       12,003,085       21,863,911      10,645,971       1,522,376
         (3,505,743)    (12,060,804)     (7,943,613)     (12,665,851)     (21,023,917)    (12,962,359)     (1,580,003)
        -----------    ------------     -----------     ------------     ------------    ------------     -----------
         (1,150,647)       (421,733)       (232,547)        (662,766)         839,994      (2,316,388)        (57,627)
                 --              --              --               --        1,428,513              --              --

          3,335,784      11,775,237      15,318,458        5,087,866       (1,342,662)     16,519,794       1,416,099
        -----------    ------------     -----------     ------------     ------------    ------------     -----------
          2,185,137      11,353,504      15,085,911        4,425,100          925,845      14,203,406       1,358,472
        -----------    ------------     -----------     ------------     ------------    ------------     -----------

        $ 2,107,883    $ 12,348,509     $16,304,261     $  6,708,358     $  2,207,844    $ 13,269,369     $ 1,204,867
        ===========    ============     ===========     ============     ============    ============     ===========









                                                                           MAINSTAY VP
         MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE         MAINSTAY VP      MAINSTAY VP
        INTERNATIONAL      LARGE CAP        MID CAP        MODERATE          GROWTH            S&P 500        U.S. SMALL
          EQUITY--         GROWTH--         CORE--       ALLOCATION--     ALLOCATION--         INDEX--           CAP--
        SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS    SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------


         $ 3,932,190      $        --    $    254,098    $  4,054,545     $  3,673,012       $ 1,045,412      $        --
          (2,182,883)      (1,201,581)     (1,773,752)     (3,252,278)      (4,229,293)       (1,131,268)        (776,763)
         -----------      -----------    ------------    ------------     ------------       -----------      -----------
           1,749,307       (1,201,581)     (1,519,654)        802,267         (556,281)          (85,856)        (776,763)
         -----------      -----------    ------------    ------------     ------------       -----------      -----------


           7,246,195        4,542,975      11,997,721      12,880,349       13,478,383         6,585,714        5,431,996
          (8,849,953)      (4,182,707)    (16,941,661)    (13,687,716)     (14,859,048)       (6,837,396)      (9,361,108)
         -----------      -----------    ------------    ------------     ------------       -----------      -----------
          (1,603,758)         360,268      (4,943,940)       (807,367)      (1,380,665)         (251,682)      (3,929,112)
                  --               --              --              --               --                --               --

           4,432,334       11,155,071      25,623,925      20,703,929       33,686,121         8,093,326       13,934,715
         -----------      -----------    ------------    ------------     ------------       -----------      -----------
           2,828,576       11,515,339      20,679,985      19,896,562       32,305,456         7,841,644       10,005,603
         -----------      -----------    ------------    ------------     ------------       -----------      -----------

         $ 4,577,883      $10,313,758    $ 19,160,331    $ 20,698,829     $ 31,749,175       $ 7,755,788      $ 9,228,840
         ===========      ===========    ============    ============     ============       ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010





                                                                              COLUMBIA
                                                                              SMALL CAP
                                               ALGER          CALVERT        VALUE FUND,
                                             SMALL CAP        VP SRI          VARIABLE
                                             GROWTH--        BALANCED         SERIES--
                                          CLASS S SHARES     PORTFOLIO         CLASS B
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --      $ 174,498       $   264,031
  Mortality and expense risk charges....       (317,938)      (135,488)         (455,070)
                                            -----------      ---------       -----------
       Net investment income (loss).....       (317,938)        39,010          (191,039)
                                            -----------      ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,725,596        587,080         2,920,714
  Cost of investments sold..............     (2,559,129)      (707,114)       (3,776,031)
                                            -----------      ---------       -----------
       Net realized gain (loss) on
          investments...................        166,467       (120,034)         (855,317)
  Realized gain distribution received...             --             --                --
  Change in unrealized appreciation
     (depreciation) on
     investments........................      3,992,226        997,336         6,782,310
                                            -----------      ---------       -----------
       Net gain (loss) on investments...      4,158,693        877,302         5,926,993
                                            -----------      ---------       -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 3,840,755      $ 916,312       $ 5,735,954
                                            ===========      =========       ===========






                                                                             NEUBERGER
                                                                              BERMAN
                                                                                AMT
                                              MFS(R)          MFS(R)          MID-CAP
                                             RESEARCH        UTILITIES        GROWTH
                                             SERIES--        SERIES--       PORTFOLIO--
                                           SERVICE CLASS   SERVICE CLASS      CLASS S
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  38,570     $  6,168,072     $        --
  Mortality and expense risk charges....       (98,283)      (3,837,908)       (337,145)
                                             ---------     ------------     -----------
       Net investment income (loss).....       (59,713)       2,330,164        (337,145)
                                             ---------     ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       687,515       19,362,814       2,372,185
  Cost of investments sold..............      (670,482)     (20,888,751)     (2,655,397)
                                             ---------     ------------     -----------
       Net realized gain (loss) on
          investments...................        17,033       (1,525,937)       (283,212)
  Realized gain distribution received...            --               --              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................       811,137       23,977,279       5,059,825
                                             ---------     ------------     -----------
       Net gain (loss) on investments...       828,170       22,451,342       4,776,613
                                             ---------     ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $ 768,457     $ 24,781,506     $ 4,439,468
                                             =========     ============     ===========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV











        DREYFUS IP                       FIDELITY(R) VIP                       JANUS ASPEN       JANUS ASPEN        MFS(R)
        TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP      BALANCED          WORLDWIDE        INVESTORS
         GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--        PORTFOLIO--       PORTFOLIO--    TRUST SERIES--
      SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------


        $        --     $  1,882,292       $   798,355       $   141,716       $ 1,957,674       $   105,084       $  36,631
           (523,175)      (3,113,740)         (876,377)       (1,810,720)       (1,242,424)         (380,483)        (69,342)
        -----------     ------------       -----------       -----------       -----------       -----------       ---------
           (523,175)      (1,231,448)          (78,022)       (1,669,004)          715,250          (275,399)        (32,711)
        -----------     ------------       -----------       -----------       -----------       -----------       ---------


          3,661,178       16,153,211         5,184,450         5,072,848         6,552,649         2,440,437         661,901

         (3,180,243)     (23,591,660)       (7,278,956)       (5,456,380)       (6,097,821)       (2,751,878)       (785,508)
        -----------     ------------       -----------       -----------       -----------       -----------       ---------
            480,935       (7,438,449)       (2,094,506)         (383,532)          454,828          (311,441)       (123,607)
                 --           86,140                --           326,730                --                --              --

          8,104,051       34,563,747         8,184,313        26,310,586         3,645,371         3,463,739         544,827
        -----------     ------------       -----------       -----------       -----------       -----------       ---------
          8,584,986       27,211,438         6,089,807        26,253,784         4,100,199         3,152,298         421,220
        -----------     ------------       -----------       -----------       -----------       -----------       ---------

        $ 8,061,811     $ 25,979,990       $ 6,011,785       $24,584,780       $ 4,815,449       $ 2,876,899       $ 388,509
        ===========     ============       ===========       ===========       ===========       ===========       =========






           PIMCO                                                            UIF
           REAL            ROYCE           ROYCE                         EMERGING                         VICTORY
          RETURN         MICRO-CAP       SMALL-CAP     T. ROWE PRICE      MARKETS         VAN ECK           VIF
        PORTFOLIO--     PORTFOLIO--     PORTFOLIO--       EQUITY          EQUITY        VIP GLOBAL      DIVERSIFIED
          ADVISOR       INVESTMENT      INVESTMENT        INCOME        PORTFOLIO--        HARD           STOCK--
         CLASS(A)          CLASS           CLASS       PORTFOLIO--II     CLASS II         ASSETS      CLASS A SHARES
      --------------------------------------------------------------------------------------------------------------


        $   120,142    $  1,506,022     $    70,043     $ 1,211,723    $    777,121    $    716,098     $    78,090
           (208,288)     (1,282,735)       (949,071)     (1,308,130)     (2,429,250)     (3,992,969)       (183,464)
        -----------    ------------     -----------     -----------    ------------    ------------     -----------
            (88,146)        223,287        (879,028)        (96,407)     (1,652,129)     (3,276,871)       (105,374)
        -----------    ------------     -----------     -----------    ------------    ------------     -----------


          1,141,218       7,958,182       3,755,928       5,736,508      15,165,217      28,006,758       2,608,600
         (1,113,181)    (10,860,390)     (4,081,298)     (7,038,364)    (20,859,737)    (28,847,151)     (3,699,009)
        -----------    ------------     -----------     -----------    ------------    ------------     -----------
             28,037      (2,902,208)       (325,370)     (1,301,856)     (5,694,520)       (840,393)     (1,090,409)
            292,953              --              --              --              --              --              --

           (427,267)     21,544,719      10,587,831      10,556,533      29,376,132      62,850,444       2,312,865
        -----------    ------------     -----------     -----------    ------------    ------------     -----------
           (106,277)     18,642,511      10,262,461       9,254,677      23,681,612      62,010,051       1,222,456
        -----------    ------------     -----------     -----------    ------------    ------------     -----------

        $  (194,423)   $ 18,865,798     $ 9,383,433     $ 9,158,270    $ 22,029,483    $ 58,733,180     $ 1,117,082
        ===========    ============     ===========     ===========    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009





                                                                       MAINSTAY VP                   MAINSTAY VP
                                                                       BALANCED--                       BOND--
                                                                      SERVICE CLASS                 SERVICE CLASS
                                                               --------------------------    ---------------------------
                                                                   2010           2009           2010            2009
                                                               ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $  (204,536)   $   264,329    $  1,898,603    $ 1,767,711
     Net realized gain (loss) on investments................      (265,150)    (1,163,705)        845,312        218,069
     Realized gain distribution received....................            --             --       1,730,959        268,898
     Change in unrealized appreciation (depreciation) on
       investments..........................................     5,258,325      6,819,143         817,508      1,083,251
                                                               -----------    -----------    ------------    -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     4,788,639      5,919,767       5,292,382      3,337,929
                                                               -----------    -----------    ------------    -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................     8,207,154      1,797,429      20,994,193     10,366,048
     Policyowners' surrenders...............................    (2,396,385)    (1,483,205)     (6,771,206)    (3,985,354)
     Policyowners' annuity and death benefits...............      (138,580)      (141,072)       (624,751)      (671,983)
     Net transfers from (to) Fixed Account..................     6,767,423      1,216,028      24,687,388      9,292,523
     Transfers between Investment Divisions.................      (841,506)    (1,542,824)     15,443,390      5,086,944
                                                               -----------    -----------    ------------    -----------
       Net contributions and (withdrawals)..................    11,598,106       (153,644)     53,729,014     20,088,178
                                                               -----------    -----------    ------------    -----------
          Increase (decrease) in net assets.................    16,386,745      5,766,123      59,021,396     23,426,107
NET ASSETS:
     Beginning of period....................................    36,237,019     30,470,896      81,264,892     57,838,785
                                                               -----------    -----------    ------------    -----------
     End of period..........................................   $52,623,764    $36,237,019    $140,286,288    $81,264,892
                                                               ===========    ===========    ============    ===========








                                                                       MAINSTAY VP                    MAINSTAY VP
                                                                     FLOATING RATE--                  GOVERNMENT--
                                                                      SERVICE CLASS                  SERVICE CLASS
                                                               ---------------------------    ---------------------------
                                                                   2010            2009           2010           2009
                                                               ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $  2,283,258    $   873,536    $ 1,281,999    $    919,441
     Net realized gain (loss) on investments................       (662,766)      (850,442)       839,994       1,342,335
     Realized gain distribution received....................             --             --      1,428,513          71,180
     Change in unrealized appreciation (depreciation) on
       investments..........................................      5,087,866     15,214,110     (1,342,662)     (2,956,692)
                                                               ------------    -----------    -----------    ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      6,708,358     15,237,204      2,207,844        (623,736)
                                                               ------------    -----------    -----------    ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................     21,617,847     13,470,140     12,183,645       9,136,484
     Policyowners' surrenders...............................     (7,423,042)    (5,459,393)    (6,541,145)     (6,835,181)
     Policyowners' annuity and death benefits...............       (262,387)      (415,174)      (302,992)       (686,208)
     Net transfers from (to) Fixed Account..................     23,824,105      8,670,704     10,686,481      10,578,086
     Transfers between Investment Divisions.................      3,360,946     21,860,555      3,881,978     (14,712,394)
                                                               ------------    -----------    -----------    ------------
       Net contributions and (withdrawals)..................     41,117,469     38,126,832     19,907,967      (2,519,213)
                                                               ------------    -----------    -----------    ------------
          Increase (decrease) in net assets.................     47,825,827     53,364,036     22,115,811      (3,142,949)
NET ASSETS:
     Beginning of period....................................     93,518,422     40,154,386     72,522,944      75,665,893
                                                               ------------    -----------    -----------    ------------
     End of period..........................................   $141,344,249    $93,518,422    $94,638,755    $ 72,522,944
                                                               ============    ===========    ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                                                                          MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
                  CASH                     COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
               MANAGEMENT                  SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




      $ (2,881,794)  $ (3,609,200)   $   (77,254)   $   (53,078)  $    995,005    $   836,322   $  1,218,350    $    76,162
            (1,269)         4,522     (1,150,647)      (803,685)      (421,733)    (1,611,843)      (232,547)      (487,364)
                --             --             --             --             --      1,489,989             --             --

           (16,186)        (2,867)     3,335,784      4,126,822     11,775,237     13,223,929     15,318,458     19,425,214
      ------------   ------------    -----------    -----------   ------------    -----------   ------------    -----------


        (2,899,249)    (3,607,545)     2,107,883      3,270,059     12,348,509     13,938,397     16,304,261     19,014,012
      ------------   ------------    -----------    -----------   ------------    -----------   ------------    -----------


        39,024,002     39,115,696        858,448      1,578,537     19,239,293      9,988,908     15,917,842     10,344,476
       (22,203,042)   (26,093,492)      (975,493)      (709,990)    (6,634,622)    (5,789,109)    (5,224,827)    (2,602,362)
          (361,082)    (1,102,891)       (30,712)       (28,773)      (127,241)      (483,043)      (550,283)      (293,395)
        19,112,708     18,645,934      1,115,989      1,664,895     27,959,697     10,628,131     20,182,262      7,568,067
       (30,844,101)   (51,893,514)      (888,639)      (425,558)     8,905,558      3,834,758      5,250,175     12,574,864
      ------------   ------------    -----------    -----------   ------------    -----------   ------------    -----------
         4,728,485    (21,328,267)        79,593      2,079,111     49,342,685     18,179,645     35,575,169     27,591,650
      ------------   ------------    -----------    -----------   ------------    -----------   ------------    -----------
         1,829,236    (24,935,812)     2,187,476      5,349,170     61,691,194     32,118,042     51,879,430     46,605,662


       152,601,629    177,537,441     20,219,897     14,870,727     98,718,406     66,600,364     80,342,240     33,736,578
      ------------   ------------    -----------    -----------   ------------    -----------   ------------    -----------
      $154,430,865   $152,601,629    $22,407,373    $20,219,897   $160,409,600    $98,718,406   $132,221,670    $80,342,240
      ============   ============    ===========    ===========   ============    ===========   ============    ===========








              MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    HIGH YIELD                   ICAP SELECT
              ALLOCATION--                GROWTH EQUITY--               CORPORATE BOND--                  EQUITY--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



      $   (934,037)   $   (86,244)   $  (153,605)   $  (155,624)  $ 15,859,309   $ 12,727,335   $ (1,715,845)  $ (1,162,684)
        (2,316,388)    (1,781,159)       (57,627)      (746,339)    (1,567,416)      (927,509)    (3,819,323)    (2,407,618)
                --      1,535,479             --             --             --             --             --             --


        16,519,794     18,675,781      1,416,099      3,238,594     20,324,492     49,189,567     29,892,707     22,972,979
      ------------    -----------    -----------    -----------   ------------   ------------   ------------   ------------



        13,269,369     18,343,857      1,204,867      2,336,631     34,616,385     60,989,393     24,357,539     19,402,677
      ------------    -----------    -----------    -----------   ------------   ------------   ------------   ------------

         9,483,790      9,778,082      1,204,360        897,174     72,388,991     46,878,124     13,775,493     11,030,691
        (5,665,362)    (3,659,825)      (656,026)      (556,219)   (20,236,673)   (12,199,260)    (7,578,367)    (4,434,037)
          (157,939)       (36,578)            --        (35,748)    (2,254,697)      (924,937)      (854,194)      (469,289)
        11,499,710      8,044,772      1,220,960        427,145     64,604,665     24,902,616     22,733,572     10,045,727
        (3,784,266)    (3,809,432)      (322,868)    (1,185,130)     7,593,189     44,919,006     (2,130,414)    35,587,532
      ------------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        11,375,933     10,317,019      1,446,426       (452,778)   122,095,475    103,575,549     25,946,090     51,760,624
      ------------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        24,645,302     28,660,876      2,651,293      1,883,853    156,711,860    164,564,942     50,303,629     71,163,301


        94,045,778     65,384,902     10,224,352      8,340,499    277,866,972    113,302,030    138,867,912     67,704,611
      ------------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
      $118,691,080    $94,045,778    $12,875,645    $10,224,352   $434,578,832   $277,866,972   $189,171,541   $138,867,912
      ============    ===========    ===========    ===========   ============   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                        INTERNATIONAL
                                                                       INCOME BUILDER--                        EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   181,358       $   127,801      $  1,749,307      $  4,464,285
     Net realized gain (loss) on investments................        (272,459)         (614,866)       (1,603,758)       (2,070,411)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,780,508         2,209,011         4,432,334        11,752,828
                                                                 -----------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,689,407         1,721,946         4,577,883        14,146,702
                                                                 -----------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,574,457         1,220,995        12,499,618         9,188,901
     Policyowners' surrenders...............................        (725,278)         (797,302)       (6,238,662)       (4,103,857)
     Policyowners' annuity and death benefits...............         (12,424)          (48,502)         (339,497)         (219,181)
     Net transfers from (to) Fixed Account..................       2,172,519           655,472        17,274,693         8,044,781
     Transfers between Investment Divisions.................       1,734,861           (60,593)        2,338,030        (4,709,774)
                                                                 -----------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................       4,744,135           970,070        25,534,182         8,200,870
                                                                 -----------       -----------      ------------      ------------
          Increase (decrease) in net assets.................       6,433,542         2,692,016        30,112,065        22,347,572

NET ASSETS:
     Beginning of period....................................      10,754,308         8,062,292       107,833,862        85,486,290
                                                                 -----------       -----------      ------------      ------------
     End of period..........................................     $17,187,850       $10,754,308      $137,945,927      $107,833,862
                                                                 ===========       ===========      ============      ============







                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                           MODERATE                             GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    802,267      $    700,963      $   (556,281)     $    801,194
     Net realized gain (loss) on investments................        (807,367)       (1,312,709)       (1,380,665)       (1,653,531)
     Realized gain distribution received....................              --         2,449,369                --         3,182,754
     Change in unrealized appreciation (depreciation) on
       investments..........................................      20,703,929        20,302,185        33,686,121        30,558,877
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      20,698,829        22,139,808        31,749,175        32,889,294
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      47,204,316        19,031,503        76,812,805        22,195,609
     Policyowners' surrenders...............................      (9,137,010)       (7,304,665)      (10,624,362)       (6,382,221)
     Policyowners' annuity and death benefits...............        (923,403)         (760,044)         (763,331)         (367,859)
     Net transfers from (to) Fixed Account..................      41,225,599        14,172,039        60,370,542        16,493,160
     Transfers between Investment Divisions.................       1,444,376        (1,478,864)       (5,002,248)       (6,519,730)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................      79,813,878        23,659,969       120,793,406        25,418,959
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................     100,512,707        45,799,777       152,542,581        58,308,253

NET ASSETS:
     Beginning of period....................................     139,244,607        93,444,830       176,148,273       117,840,020
                                                                ------------      ------------      ------------      ------------
     End of period..........................................    $239,757,314      $139,244,607      $328,690,854      $176,148,273
                                                                ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










              MAINSTAY VP
               LARGE CAP                    MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                GROWTH--                   MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------





       $(1,201,581)   $  (802,811)  $ (1,519,654)   $(1,636,741)       $--       $    115,656        $--       $  1,281,899
           360,268       (341,263)    (4,943,940)    (2,913,239)        --        (16,501,662)        --        (18,394,795)
                --             --             --             --         --            730,383         --                 --



        11,155,071     12,888,739     25,623,925     16,551,013         --         25,369,982         --         23,632,080
       -----------    -----------   ------------    -----------        ---       ------------        ---       ------------


        10,313,758     11,744,665     19,160,331     12,001,033         --          9,714,359         --          6,519,184
       -----------    -----------   ------------    -----------        ---       ------------        ---       ------------

        10,656,163      7,427,110      6,332,180      3,705,153         --          1,624,047         --          1,547,133
        (3,224,086)    (1,601,683)    (5,659,182)    (1,838,711)        --         (1,702,164)        --         (1,575,564)
           (84,118)       (33,370)      (533,460)      (110,563)        --            (90,494)        --           (111,736)
        13,769,088      5,133,874      5,963,607      3,020,732         --          2,105,708         --          1,526,925
         1,984,840      2,237,537     (3,735,450)    41,928,745         --        (44,436,165)        --        (38,611,102)
       -----------    -----------   ------------    -----------        ---       ------------        ---       ------------
        23,101,887     13,163,468      2,367,695     46,705,356         --        (42,499,068)        --        (37,224,344)
       -----------    -----------   ------------    -----------        ---       ------------        ---       ------------
        33,415,645     24,908,133     21,528,026     58,706,389         --        (32,784,709)        --        (30,705,160)

        51,497,824     26,589,691     90,208,542     31,502,153         --         32,784,709         --         30,705,160
       -----------    -----------   ------------    -----------        ---       ------------        ---       ------------
       $84,913,469    $51,497,824   $111,736,568    $90,208,542        $--       $         --        $--       $         --
       ===========    ===========   ============    ===========        ===       ============        ===       ============








                                            MAINSTAY VP                                                    ALGER
              MAINSTAY VP                    SMALL CAP                    MAINSTAY VP                    SMALL CAP
            S&P 500 INDEX--                   GROWTH--                  U.S. SMALL CAP--                  GROWTH--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 CLASS S SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $   (85,856)   $   234,389        $--       $     39,167    $  (776,763)   $  (713,719)   $  (317,938)   $  (326,366)
          (251,682)      (995,581)        --         (9,545,595)    (3,929,112)    (1,292,002)       166,467       (463,268)
                --             --         --                 --             --             --             --             --



         8,093,326     11,780,279         --         12,114,172     13,934,715      8,060,256      3,992,226      6,309,682
       -----------    -----------        ---       ------------    -----------    -----------    -----------    -----------


         7,755,788     11,019,087         --          2,607,744      9,228,840      6,054,535      3,840,755      5,520,048
       -----------    -----------        ---       ------------    -----------    -----------    -----------    -----------


         5,358,641      4,675,149         --          1,210,699      3,346,117      2,601,396         65,971         34,931
        (3,932,709)    (2,701,788)        --           (603,732)    (2,357,613)      (804,049)    (1,068,924)      (871,845)
          (301,052)      (145,096)        --            (44,490)       (80,140)       (49,711)       (13,734)       (59,122)
         3,930,679      2,596,819         --            503,502      3,136,204      1,431,084         91,609         66,049
            34,681       (966,835)        --        (15,651,594)    (1,140,814)    16,479,028     (1,011,978)      (946,315)
       -----------    -----------        ---       ------------    -----------    -----------    -----------    -----------
         5,090,240      3,458,249         --        (14,585,615)     2,903,754     19,657,748     (1,937,056)    (1,776,302)
       -----------    -----------        ---       ------------    -----------    -----------    -----------    -----------
        12,846,028     14,477,336         --        (11,977,871)    12,132,594     25,712,283      1,903,699      3,743,746



        58,954,419     44,477,083         --         11,977,871     39,645,912     13,933,629     18,081,878     14,338,132
       -----------    -----------        ---       ------------    -----------    -----------    -----------    -----------

       $71,800,447    $58,954,419        $--       $         --    $51,778,506    $39,645,912    $19,985,577    $18,081,878
       ===========    ===========        ===       ============    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                               COLUMBIA
                                                                            CALVERT                            SMALL CAP
                                                                            VP SRI                            VALUE FUND,
                                                                           BALANCED                            VARIABLE
                                                                           PORTFOLIO                        SERIES--CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    39,010       $   13,688        $  (191,039)      $  (188,883)
     Net realized gain (loss) on investments................        (120,034)        (207,243)          (855,317)         (770,002)
     Realized gain distribution received....................              --               --                 --            29,288
     Change in unrealized appreciation (depreciation) on
       investments..........................................         997,336        1,051,404          6,782,310         4,425,185
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         916,312          857,849          5,735,954         3,495,588
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,664,504          373,687          3,379,263         1,992,228
     Policyowners' surrenders...............................        (316,428)        (143,013)        (1,167,385)         (760,960)
     Policyowners' annuity and death benefits...............              --          (22,816)           (60,952)          (38,944)
     Net transfers from (to) Fixed Account..................       3,259,841          375,732          3,089,035         1,287,271
     Transfers between Investment Divisions.................         281,449          (34,712)         2,236,620           (10,201)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................       6,889,366          548,878          7,476,581         2,469,394
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................       7,805,678        1,406,727         13,212,535         5,964,982

NET ASSETS:
     Beginning of period....................................       5,046,684        3,639,957         19,580,074        13,615,092
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $12,852,362       $5,046,684        $32,792,609       $19,580,074
                                                                 ===========       ==========        ===========       ===========





                                                                                                              JANUS ASPEN
                                                                          JANUS ASPEN                          WORLDWIDE
                                                                     BALANCED PORTFOLIO--                     PORTFOLIO--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   715,250       $   302,383       $  (275,399)      $  (111,566)
     Net realized gain (loss) on investments................         454,828            53,190          (311,441)         (389,226)
     Realized gain distribution received....................              --         1,423,729                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       3,645,371         6,599,438         3,463,739         4,250,242
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       4,815,449         8,378,740         2,876,899         3,749,450
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      19,902,050         6,158,399         3,350,979         2,159,589
     Policyowners' surrenders...............................      (2,658,022)       (2,227,592)       (1,018,904)         (703,922)
     Policyowners' annuity and death benefits...............        (151,983)         (257,123)          (46,263)          (45,178)
     Net transfers from (to) Fixed Account..................      20,459,881         5,869,091         2,664,927         1,222,273
     Transfers between Investment Divisions.................        (353,370)        2,365,430           709,926           966,083
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      37,198,556        11,908,205         5,660,665         3,598,845
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      42,014,005        20,286,945         8,537,564         7,348,295

NET ASSETS:
     Beginning of period....................................      51,108,620        30,821,675        17,137,490         9,789,195
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $93,122,625       $51,108,620       $25,675,054       $17,137,490
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










               DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)                   FIDELITY(R)
               TECHNOLOGY                       VIP                           VIP                           VIP
                GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--                  MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (523,175)   $  (279,425)  $ (1,231,448)  $ (1,166,218)   $   (78,022)   $    (4,375)  $ (1,669,004)   $  (938,510)
           480,935        (73,782)    (7,438,449)    (4,205,171)    (2,094,506)    (3,808,755)      (383,532)    (1,223,346)
                --             --         86,140         38,531             --             --        326,730        336,380


         8,104,051      6,365,350     34,563,747     42,692,474      8,184,313     13,060,613     26,310,586     20,048,491
       -----------    -----------   ------------   ------------    -----------    -----------   ------------    -----------

         8,061,811      6,012,143     25,979,990     37,359,616      6,011,785      9,247,483     24,584,780     18,223,015
       -----------    -----------   ------------   ------------    -----------    -----------   ------------    -----------


         6,423,371      3,852,778     15,146,083     11,726,180      3,311,278      2,717,948     14,468,121      7,560,958
        (1,382,278)      (631,146)    (8,650,290)    (6,276,845)    (2,693,764)    (2,223,279)    (4,727,222)    (2,749,895)
           (26,193)       (27,015)      (620,432)      (367,435)      (153,214)       (94,861)      (409,430)      (219,304)
         5,083,802      1,700,669     20,050,749     11,935,634      3,787,972      2,019,427     18,362,921      5,847,306
         1,880,073      3,238,759     (5,200,533)    (3,994,223)      (918,397)    (2,076,813)     4,514,071        227,103
       -----------    -----------   ------------   ------------    -----------    -----------   ------------    -----------
        11,978,775      8,134,045     20,725,577     13,023,311      3,333,875        342,422     32,208,461     10,666,168
       -----------    -----------   ------------   ------------    -----------    -----------   ------------    -----------
        20,040,586     14,146,188     46,705,567     50,382,927      9,345,660      9,589,905     56,793,241     28,889,183


        22,479,209      8,333,021    157,938,206    107,555,279     44,130,579     34,540,674     74,902,318     46,013,135
       -----------    -----------   ------------   ------------    -----------    -----------   ------------    -----------
       $42,519,795    $22,479,209   $204,643,773   $157,938,206    $53,476,239    $44,130,579   $131,695,559    $74,902,318
       ===========    ===========   ============   ============    ===========    ===========   ============    ===========






                                                                             MFS(R)                      NEUBERGER
            MFS(R) INVESTORS                   MFS(R)                      UTILITIES                       BERMAN
             TRUST SERIES--              RESEARCH SERIES--                  SERIES--                    AMT MID-CAP
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS           GROWTH PORTFOLIO--CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (32,711)    $  (18,981)    $  (59,713)    $  (44,406)   $  2,330,164   $  3,447,334    $  (337,145)   $  (279,225)
         (123,607)      (183,103)        17,033        (68,154)     (1,525,937)    (1,799,178)      (283,212)      (576,686)
               --             --             --             --              --             --             --             --

          544,827        760,029        811,137      1,170,167      23,977,279     39,924,738      5,059,825      4,070,904
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------

          388,509        557,945        768,457      1,057,607      24,781,506     41,572,894      4,439,468      3,214,993
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------

          277,236        316,862        376,390        304,353      18,628,723     14,650,541      1,624,634        834,145
         (223,124)       (98,525)      (255,028)      (303,059)    (10,701,396)    (7,470,925)    (1,052,809)      (546,075)
           (4,363)        (2,636)        (4,025)            --      (1,263,478)      (619,717)       (87,534)       (73,719)
          476,055        357,474        721,695        461,422      28,670,815     16,148,498      2,007,658      1,002,436
          349,080       (219,837)      (201,728)       163,239      (8,219,565)    (5,163,170)       860,370       (696,143)
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------
          874,884        353,338        637,304        625,955      27,115,099     17,545,227      3,352,319        520,644
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------
        1,263,393        911,283      1,405,761      1,683,562      51,896,605     59,118,121      7,791,787      3,735,637



        3,169,121      2,257,838      5,036,265      3,352,703     191,812,189    132,694,068     15,006,071     11,270,434
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------

       $4,432,514     $3,169,121     $6,442,026     $5,036,265    $243,708,794   $191,812,189    $22,797,858    $15,006,071
       ==========     ==========     ==========     ==========    ============   ============    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                         PIMCO
                                                                      REAL RETURN                     ROYCE MICRO-CAP
                                                                      PORTFOLIO--                       PORTFOLIO--
                                                                   ADVISOR CLASS(A)                  INVESTMENT CLASS
                                                                   ----------------       --------------------------------------
                                                                         2010                  2010                    2009
                                                                   -------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................          $   (88,146)          $   223,287             $  (909,372)
     Net realized gain (loss) on investments................               28,037            (2,902,208)             (2,553,104)
     Realized gain distribution received....................              292,953                    --                      --
     Change in unrealized appreciation (depreciation) on
       investments..........................................             (427,267)           21,544,719              21,564,672
                                                                      -----------           -----------             -----------
       Net increase (decrease) in net assets resulting from
          operations........................................             (194,423)           18,865,798              18,102,196
                                                                      -----------           -----------             -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           12,095,053            10,223,287               5,115,113
     Policyowners' surrenders...............................             (397,116)           (3,351,180)             (1,630,168)
     Policyowners' annuity and death benefits...............                   --              (177,507)                (42,925)
     Net transfers from (to) Fixed Account..................            8,755,780            11,759,569               4,282,619
     Transfers between Investment Divisions.................           17,962,278              (535,365)              1,456,541
                                                                      -----------           -----------             -----------
       Net contributions and (withdrawals)..................           38,415,995            17,918,804               9,181,180
                                                                      -----------           -----------             -----------
          Increase (decrease) in net assets.................           38,221,572            36,784,602              27,283,376
NET ASSETS:
     Beginning of period....................................                   --            56,817,405              29,534,029
                                                                      -----------           -----------             -----------
     End of period..........................................          $38,221,572           $93,602,007             $56,817,405
                                                                      ===========           ===========             ===========






                                                                                    VICTORY
                                                                                      VIF
                                                                              DIVERSIFIED STOCK--
                                                                                 CLASS A SHARES
                                                                     -------------------------------------
                                                                          2010                   2009
                                                                     -------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................           $  (105,374)           $  (109,864)
     Net realized gain (loss) on investments................            (1,090,409)              (452,626)
     Realized gain distribution received....................                    --                     --
     Change in unrealized appreciation (depreciation) on
       investments..........................................             2,312,865              2,625,800
                                                                       -----------            -----------
       Net increase (decrease) in net assets resulting from
          operations........................................             1,117,082              2,063,310
                                                                       -----------            -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................               727,199                818,281
     Policyowners' surrenders...............................              (509,090)              (316,418)
     Policyowners' annuity and death benefits...............               (41,724)               (39,958)
     Net transfers from (to) Fixed Account..................             1,304,808              1,273,904
     Transfers between Investment Divisions.................            (1,547,256)               167,578
                                                                       -----------            -----------
       Net contributions and (withdrawals)..................               (66,063)             1,903,387
                                                                       -----------            -----------
          Increase (decrease) in net assets.................             1,051,019              3,966,697
NET ASSETS:
     Beginning of period....................................            10,490,529              6,523,832
                                                                       -----------            -----------
     End of period..........................................           $11,541,548            $10,490,529
                                                                       ===========            ===========



(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










            ROYCE SMALL-CAP                T. ROWE PRICE                      UIF                         VAN ECK
              PORTFOLIO--                  EQUITY INCOME                EMERGING MARKETS                 VIP GLOBAL
            INVESTMENT CLASS               PORTFOLIO--II           EQUITY PORTFOLIO--CLASS II           HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




       $  (879,028)   $  (690,860)   $   (96,407)   $  (203,666)  $ (1,652,129)  $ (1,852,997)  $ (3,276,871)  $ (2,880,341)
          (325,370)    (1,026,203)    (1,301,856)    (2,892,254)    (5,694,520)    (4,174,529)      (840,393)    (1,729,110)
                --             --             --             --             --             --             --        664,328

        10,587,831     11,046,248     10,556,533     14,900,669     29,376,132     47,867,766     62,850,444     65,462,798
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------

         9,383,433      9,329,185      9,158,270     11,804,749     22,029,483     41,840,240     58,733,180     61,517,675
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------

         6,549,776      4,402,300      5,366,302      4,499,614     16,473,036     11,975,986     23,510,352     18,533,338
        (2,802,785)    (1,444,506)    (3,782,311)    (2,533,822)    (6,946,741)    (4,316,615)   (12,483,640)    (7,536,288)
           (75,365)      (252,443)      (406,905)      (243,792)      (267,377)      (180,996)      (606,066)      (504,153)
         8,971,364      5,246,105      7,800,030      3,624,504     18,903,229      7,591,996     29,038,229     13,829,924
           723,615        415,996        513,693     (2,736,020)    (6,575,437)     3,483,974     (8,749,265)     4,887,270
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        13,366,605      8,367,452      9,490,809      2,610,484     21,586,710     18,554,345     30,709,610     29,210,091
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------
        22,750,038     17,696,637     18,649,079     14,415,233     43,616,193     60,394,585     89,442,790     90,727,766

        42,505,276     24,808,639     65,265,979     50,850,746    117,257,790     56,863,205    194,389,120    103,661,354
       -----------    -----------    -----------    -----------   ------------   ------------   ------------   ------------

       $65,255,314    $42,505,276    $83,915,058    $65,265,979   $160,873,983   $117,257,790   $283,831,910   $194,389,120
       ===========    ===========    ===========    ===========   ============   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity), Series II policies (New York Life Premier Variable Annuity) and Series III policies (New York Life Premier Plus Variable Annuity). Effective July 27, 2009, sales of the New York Life Longevity Benefit Variable Annuity were discontinued. Effective August 16, 2010, sales of the New York Life Elite Variable Annuity and New York Life Premium Plus Elite Variable Annuity were discontinued. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck VIP Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("Mackay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, Mackay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class
MainStay VP Income Builder--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP U.S. Small Cap--Service Class
Alger Small Cap Growth--Class S Shares(1)
Calvert VP SRI Balanced Portfolio(2)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Service Shares
Janus Aspen Worldwide Portfolio--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
PIMCO Real Return Portfolio--Advisor Class
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
UIF Emerging Markets Equity Portfolio--Class II(3)
Van Eck VIP Global Hard Assets(4)
Victory VIF Diversified Stock--Class A Shares

-------

(1) New allocations to Alger Small Cap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.
(2) Formerly CVS Calvert Social Balanced.
(3) Formerly Van Kampen's UIF Emerging Markets Equity--Class II.
(4) Formerly Van Eck Worldwide Hard Assets.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

     For all policies within Series I, II and III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offered a single premium version of the Series I policies, only one premium payment was permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

     No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of Separate Account-IV are as follows:





                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           SERVICE CLASS     SERVICE CLASS      MANAGEMENT       SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,860             9,664           153,906             1,407
Identified cost........       $51,549          $138,577          $153,914           $26,152







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......        15,254             1,216            10,869             5,763
Identified cost........      $177,507           $17,523          $161,032           $72,287



Investment activity for the year ended December 31, 2010, was as follows:




                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           SERVICE CLASS     SERVICE CLASS      MANAGEMENT       SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $15,712           $68,580           $77,692           $2,407
Proceeds from sales....         4,213            11,146            76,699            2,355







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $35,706           $6,031            $34,772           $26,601
Proceeds from sales....        11,334            1,096              7,246             4,543

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


           14,208            11,146            15,229             8,273            12,144               526            45,627
         $148,826          $116,435          $136,000           $95,807          $117,670           $12,023          $414,316





                                            MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP          ALGER            CALVERT
          MID CAP          MODERATE           GROWTH            S&P 500         U.S. SMALL         SMALL CAP          VP SRI
          CORE--         ALLOCATION--      ALLOCATION--         INDEX--            CAP--           GROWTH--          BALANCED
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    CLASS S SHARES       PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------



            9,510            22,103            31,645             2,836             5,717               639             7,557
          $98,465          $226,620          $313,787           $71,744           $43,201           $17,265           $12,635







                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $61,596           $44,831           $55,442           $44,587           $21,142           $2,818           $168,785
           11,639             7,711            12,003            21,864            10,646            1,522             31,267





                                            MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP          ALGER            CALVERT
          MID CAP          MODERATE           GROWTH            S&P 500         U.S. SMALL         SMALL CAP          VP SRI
          CORE--         ALLOCATION--      ALLOCATION--         INDEX--            CAP--           GROWTH--          BALANCED
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    CLASS S SHARES       PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


          $12,884           $93,589          $133,385           $11,693           $7,401            $  455            $7,463
           11,998            12,880            13,478             6,586            5,432             2,726               587

--------------------------------------------------------------------------------






                             COLUMBIA                           FIDELITY(R)       FIDELITY(R)
                             SMALL CAP                              VIP               VIP
                            VALUE FUND,       DREYFUS IP          CONTRA-           EQUITY-
                             VARIABLE         TECHNOLOGY         FUND(R)--         INCOME--
                             SERIES--          GROWTH--        SERVICE CLASS     SERVICE CLASS
                              CLASS B       SERVICE SHARES           2                 2
                          --------------------------------------------------------------------


Number of shares.......         1,878             3,342             8,728             2,859
Identified cost........       $30,118           $31,737          $220,622           $62,541





                                                 ROYCE             ROYCE            T. ROWE
                               PIMCO           MICRO-CAP         SMALL-CAP           PRICE
                            REAL RETURN       PORTFOLIO--       PORTFOLIO--         EQUITY
                            PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
                           ADVISOR CLASS         CLASS             CLASS         PORTFOLIO-II
                          --------------------------------------------------------------------


Number of shares.......         2,887             7,694             6,254             4,230
Identified cost........       $38,366           $79,298           $56,744           $89,974







                             COLUMBIA                           FIDELITY(R)       FIDELITY(R)
                             SMALL CAP                              VIP               VIP
                            VALUE FUND,       DREYFUS IP          CONTRA-           EQUITY-
                             VARIABLE         TECHNOLOGY         FUND(R)--         INCOME--
                             SERIES--          GROWTH--        SERVICE CLASS     SERVICE CLASS
                              CLASS B       SERVICE SHARES           2                 2
                          --------------------------------------------------------------------


Purchases..............       $10,183           $15,001           $35,885           $8,473
Proceeds from sales....         2,921             3,661            16,153            5,184





                                                 ROYCE             ROYCE            T. ROWE
                               PIMCO           MICRO-CAP         SMALL-CAP           PRICE
                            REAL RETURN       PORTFOLIO--       PORTFOLIO--         EQUITY
                            PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
                           ADVISOR CLASS         CLASS             CLASS         PORTFOLIO-II
                          --------------------------------------------------------------------



Purchases..............       $39,479           $26,217           $16,398           $15,231
Proceeds from sales....         1,141             7,958             3,756             5,737

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------





        FIDELITY(R)
            VIP             JANUS ASPEN          JANUS ASPEN                               MFS(R)              MFS(R)
         MID CAP--           BALANCED             WORLDWIDE       MFS(R) INVESTORS        RESEARCH            UTILITIES
       SERVICE CLASS        PORTFOLIO--          PORTFOLIO--       TRUST SERIES--         SERIES--            SERIES--
             2            SERVICE SHARES       SERVICE SHARES       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------



            4,105               3,167                  864                223                 341                9,791
         $118,116             $88,566              $24,533             $4,019              $5,725             $256,939

         NEUBERGER
        BERMAN AMT
          MID-CAP
          GROWTH
        PORTFOLIO--
          CLASS S
      --------------



              850
          $20,698




            UIF
         EMERGING                                  VICTORY
         MARKETS              VAN ECK                VIF
          EQUITY            VIP GLOBAL           DIVERSIFIED
        PORTFOLIO--            HARD                STOCK--
         CLASS II             ASSETS           CLASS A SHARES
      --------------------------------------------------------


           10,508               7,549                1,183
         $156,445            $232,531              $10,898










        FIDELITY(R)
            VIP             JANUS ASPEN          JANUS ASPEN                               MFS(R)              MFS(R)
         MID CAP--           BALANCED             WORLDWIDE       MFS(R) INVESTORS        RESEARCH            UTILITIES
       SERVICE CLASS        PORTFOLIO--          PORTFOLIO--       TRUST SERIES--         SERIES--            SERIES--
             2            SERVICE SHARES       SERVICE SHARES       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------



          $36,126             $44,499              $7,854              $1,509              $1,268              $49,102
            5,073               6,553               2,440                 662                 688               19,363

         NEUBERGER
        BERMAN AMT
          MID-CAP
          GROWTH
        PORTFOLIO--
          CLASS S
      --------------



          $5,357
           2,372




           UIF
         EMERGING                                  VICTORY
         MARKETS              VAN ECK                VIF
          EQUITY            VIP GLOBAL           DIVERSIFIED
        PORTFOLIO--            HARD                STOCK--
         CLASS II             ASSETS           CLASS A SHARES
      --------------------------------------------------------


          $35,398             $55,716              $2,388
           15,165              28,007               2,609




NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals from and surrenders of Series I, II and III policies, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies, which are part of Series I, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of New York Life Elite Variable Annuity the surrender charge was lower. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, which are also part of Series I, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Elite Variable Annuity the surrender charge was lower. For New York Life Premier Variable Annuity policies which are part of Series II, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For New York Life Premier Plus Variable Annuity policies which are part of Series III, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     For Series I, II and III policies, NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the Accumulation Value is less than $100,000. This charge is $30 per policy.

     Additionally, NYLIAC reserves the right to charge Series I, II and III policies, $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The policies are also subject to an annualized mortality and expense risk and administrative costs charge, that is deducted on a quarterly basis from the Investment Divisions. For Series I, policies, this charge is 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity; for Series II policies, this charge is 1.55% for New York Life Premier Variable Annuity; for Series III policies, this charge is 1.75% for New York Life Premier Plus Variable Annuity, of the Adjusted Premium Payments allocated to the Investment Divisions, and is the same rate for each of the five periods presented in the Financial Highlights section, (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity, New York Life Longevity Benefit Variable Annuity, New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity) and the DCA Advantage Account. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

     In addition, New York Life Longevity Benefit Variable Annuity policies, which are part of Series I, are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:





                                                                                       MAINSTAY VP
                               MAINSTAY VP                                               COMMON               MAINSTAY VP
                               BALANCED--       MAINSTAY VP         MAINSTAY VP          STOCK--             CONSERVATIVE
                                 SERVICE          BOND--               CASH              SERVICE             ALLOCATION--
                                  CLASS        SERVICE CLASS        MANAGEMENT            CLASS              SERVICE CLASS
                              ------------    --------------    ------------------    ------------  ------------------------------
                              2010    2009     2010     2009      2010       2009     2010    2009       2010            2009
                              ----------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................   118     153    1,477    1,313     25,624     26,040      58     228       1,167           1,523
Units redeemed..............  (342)   (354)    (674)    (365)   (48,419)   (55,452)   (174)   (109)       (864)           (628)
                              ----    ----    -----    -----    -------    -------    ----    ----       -----           -----
  Net increase (decrease)...  (224)   (201)     803      948    (22,795)   (29,412)   (116)    119         303             895
                              ====    ====    =====    =====    =======    =======    ====    ====       =====           =====
SERIES II POLICIES
Units issued................   321      23    1,270      254      1,590        419      45      15         965             247
Units redeemed..............   (23)     --      (23)      (1)      (772)      (191)     (5)     --          (6)             (1)
                              ----    ----    -----    -----    -------    -------    ----    ----       -----           -----
  Net increase (decrease)...   298      23    1,247      253        818        228      40      15         959             246
                              ====    ====    =====    =====    =======    =======    ====    ====       =====           =====
SERIES III POLICIES
Units issued................   889      62    2,636      385      3,191      1,962      78      36       3,021             453
Units redeemed..............    (8)     --     (126)      (1)    (1,257)    (1,237)     (8)     (1)       (128)             --
                              ----    ----    -----    -----    -------    -------    ----    ----       -----           -----
  Net increase (decrease)...   881      62    2,510      384      1,934        725      70      35       2,893             453
                              ====    ====    =====    =====    =======    =======    ====    ====       =====           =====






                                                  MAINSTAY VP
                                MAINSTAY VP         INCOME        MAINSTAY VP      MAINSTAY VP             MAINSTAY VP
                                ICAP SELECT        BUILDER--     INTERNATIONAL      LARGE CAP                MID CAP
                                  EQUITY--          SERVICE         EQUITY--         GROWTH--                CORE--
                               SERVICE CLASS         CLASS       SERVICE CLASS    SERVICE CLASS           SERVICE CLASS
                              ---------------    ------------    -------------    -------------  ------------------------------
                               2010     2009     2010    2009     2010    2009     2010    2009       2010            2009
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    263    3,918      192      98      379     683      533     986        157            3,304
Units redeemed..............   (829)     (438)    (67)    (86)    (404)   (689)    (361)   (166)      (756)            (164)
                              -----    ------     ---     ---    -----    ----    -----    ----       ----            -----
  Net increase (decrease)...   (566)    3,480     125      12      (25)     (6)     172     820       (599)           3,140
                              =====    ======     ===     ===    =====    ====    =====    ====       ====            =====
SERIES II POLICIES
Units issued................  1,046       274     113       9      926     189      600     142        342               99
Units redeemed..............    (29)       (1)     (6)     --      (10)     --      (11)     --        (23)              --
                              -----    ------     ---     ---    -----    ----    -----    ----       ----            -----
  Net increase (decrease)...  1,017       273     107       9      916     189      589     142        319               99
                              =====    ======     ===     ===    =====    ====    =====    ====       ====            =====
SERIES III POLICIES
Units issued................  1,594       366     153      51    1,350     348    1,137     251        486              115
Units redeemed..............    (13)       (1)    (17)     --      (26)     (1)      (7)     (1)       (22)              --
                              -----    ------     ---     ---    -----    ----    -----    ----       ----            -----
  Net increase (decrease)...  1,581       365     136      51    1,324     347    1,130     250        464              115
                              =====    ======     ===     ===    =====    ====    =====    ====       ====            =====


                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------





                                                                                                  MAINSTAY VP
                                                MAINSTAY VP                       MAINSTAY VP       GROWTH
                                MAINSTAY VP      FLOATING        MAINSTAY VP         GROWTH        EQUITY--
                               CONVERTIBLE--      RATE--        GOVERNMENT--      ALLOCATION--      SERVICE
                               SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS
                              --------------  --------------  ----------------  ---------------  ------------
                               2010     2009   2010     2009   2010      2009    2010      2009  2010    2009
                              -------------------------------------------------------------------------------


                                520    1,855    827    3,331   1,150     1,206     305    1,662    76      97
                               (455)    (237)  (751)    (552) (1,370)   (1,799) (1,026)    (919) (113)   (197)
                              -----    -----  -----    -----  ------    ------  ------    -----  ----    ----
                                 65    1,618     76    2,779    (220)     (593)   (721)     743   (37)   (100)
                              =====    =====  =====    =====  ======    ======  ======    =====  ====    ====

                                863      222  1,196      253     803       111     433       77    55       4
                                (17)      --    (14)      (1)    (56)       --     (11)      --    (8)     --
                              -----    -----  -----    -----  ------    ------  ------    -----  ----    ----
                                846      222  1,182      252     747       111     422       77    47       4
                              =====    =====  =====    =====  ======    ======  ======    =====  ====    ====

                              1,928      393  2,636      576   1,519       253   1,093      216   114      17
                                (45)      (1)  (281)     (21)   (256)       (1)    (20)      --    (9)     --
                              -----    -----  -----    -----  ------    ------  ------    -----  ----    ----
                              1,883      392  2,355      555   1,263       252   1,073      216   105      17
                              =====    =====  =====    =====  ======    ======  ======    =====  ====    ====


                                        MAINSTAY VP
                                        HIGH YIELD
                                         CORPORATE
                                          BOND--
                                       SERVICE CLASS
                              ------------------------------
                                   2010            2009
                              ------------------------------


                                   1,597           6,891
                                  (1,860)           (992)
                                  ------           -----
                                    (263)          5,899
                                  ======           =====

                                   3,312             785
                                     (54)             (3)
                                  ------           -----
                                   3,258             782
                                  ======           =====

                                   6,960           1,684
                                     (78)             (2)
                                  ------           -----
                                   6,882           1,682
                                  ======           =====






                                                                                   MAINSTAY VP     MAINSTAY VP
                                MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MODERATE         S&P 500
                                  MID CAP         MID CAP         MODERATE           GROWTH          INDEX--
                                 GROWTH--         VALUE--       ALLOCATION--      ALLOCATION--       SERVICE
                               SERVICE CLASS   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS       CLASS
                              --------------  --------------  ----------------  ----------------  ------------
                              2010     2009   2010     2009    2010      2009    2010      2009   2010    2009
                              --------------------------------------------------------------------------------

                                --       262    --       238     731     2,491     430     2,905   298     491
                                --    (3,174)   --    (3,155) (1,084)   (1,126) (1,215)   (1,537) (500)   (399)
                                --    ------    --    ------  ------    ------  ------    ------  ----    ----
                                --    (2,912)   --    (2,917)   (353)    1,365    (785)    1,368  (202)     92
                                ==    ======    ==    ======  ======    ======  ======    ======  ====    ====

                                --        27    --        23   1,826       233   3,167       205   181      55
                                --       (27)   --       (23)    (30)       --      (6)       (5)   (7)     --
                                --    ------    --    ------  ------    ------  ------    ------  ----    ----
                                --        --    --        --   1,796       233   3,161       200   174      55
                                ==    ======    ==    ======  ======    ======  ======    ======  ====    ====

                                --        29    --        28   5,373       569   7,607       802   415      73
                                --       (29)   --       (28)    (45)       --     (52)       (2)  (25)     --
                                --    ------    --    ------  ------    ------  ------    ------  ----    ----
                                --        --    --        --   5,328       569   7,555       800   390      73
                                ==    ======    ==    ======  ======    ======  ======    ======  ====    ====


                                        MAINSTAY VP
                                         SMALL CAP
                                         GROWTH--
                                       SERVICE CLASS
                              ------------------------------
                                   2010            2009
                              ------------------------------

                                     --              178
                                     --           (1,677)
                                     --           ------
                                     --           (1,499)
                                     ==           ======

                                     --               16
                                     --              (16)
                                     --           ------
                                     --               --
                                     ==           ======

                                     --                7
                                     --               (7)
                                     --           ------
                                     --               --
                                     ==           ======


--------------------------------------------------------------------------------


                                                                                 COLUMBIA
                                                   ALGER                         SMALL CAP
                               MAINSTAY VP       SMALL CAP       CALVERT        VALUE FUND,            DREYFUS IP
                                U.S. SMALL       GROWTH--         VP SRI         VARIABLE              TECHNOLOGY
                                  CAP--           CLASS S        BALANCED         SERIE-                GROWTH--
                              SERVICE CLASS       SHARES         PORTFOLIO      S--CLASS B           SERVICE SHARES
                              -------------    ------------    ------------    ------------  ------------------------------
                              2010     2009    2010    2009    2010    2009    2010    2009       2010            2009
                              ---------------------------------------------------------------------------------------------

SERIES I POLICIES
Units issued................   140    1,376      26       5      59      56     329     249        346             617
Units redeemed..............  (339)     (68)   (155)   (173)    (43)    (24)   (220)    (85)      (229)            (61)
                              ----    -----    ----    ----     ---     ---    ----     ---       ----             ---
  Net increase (decrease)...  (199)   1,308    (129)   (168)     16      32     109     164        117             556
                              ====    =====    ====    ====     ===     ===    ====     ===       ====             ===
SERIES II POLICIES
Units issued................   153       42      --      --     183       5     225      28        281              53
Units redeemed..............   (12)      --      --      --      (4)     (1)    (14)     --        (20)             --
                              ----    -----    ----    ----     ---     ---    ----     ---       ----             ---
  Net increase (decrease)...   141       42      --      --     179       4     211      28        261              53
                              ====    =====    ====    ====     ===     ===    ====     ===       ====             ===
SERIES III POLICIES
Units issued................   277       77      --      --     398       7     264      40        510             135
Units redeemed..............   (13)      --      --      --      (3)     --     (12)     (1)       (33)             --
                              ----    -----    ----    ----     ---     ---    ----     ---       ----             ---
  Net increase (decrease)...   264       77      --      --     395       7     252      39        477             135
                              ====    =====    ====    ====     ===     ===    ====     ===       ====             ===






                                                                  NEUBERGER
                                 MFS(R)                          BERMAN AMT
                                RESEARCH          MFS(R)           MID-CAP          PIMCO                   ROYCE
                                SERIES--         UTILITIES         GROWTH        REAL RETURN              MICRO-CAP
                                 SERVICE         SERIES--        PORTFOLIO--     PORTFOLIO--             PORTFOLIO--
                                  CLASS        SERVICE CLASS       CLASS S      ADVISOR CLASS         INVESTMENT CLASS
                              ------------    --------------    ------------    -------------  ------------------------------
                              2010    2009     2010     2009    2010    2009       2010(A)          2010            2009
                              -----------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    29      63      197    1,143     140     108        1,446             326            544
Units redeemed..............   (44)    (25)    (901)    (841)   (140)   (118)         (69)           (506)          (173)
                               ---     ---    -----    -----    ----    ----        -----           -----           ----
  Net increase (decrease)...   (15)     38     (704)     302      --     (10)       1,377            (180)           371
                               ===     ===    =====    =====    ====    ====        =====           =====           ====
SERIES II POLICIES
Units issued................    19       7    1,104      244     114      18          888             521            110
Units redeemed..............    (3)     --      (15)      --      (6)     --          (20)            (12)            --
                               ---     ---    -----    -----    ----    ----        -----           -----           ----
  Net increase (decrease)...    16       7    1,089      244     108      18          868             509            110
                               ===     ===    =====    =====    ====    ====        =====           =====           ====
SERIES III POLICIES
Units issued................    53       7    2,282      529     144      14        1,428           1,011            296
Units redeemed..............    (3)     --      (14)      (1)    (18)     --          (21)            (33)            --
                               ---     ---    -----    -----    ----    ----        -----           -----           ----
  Net increase (decrease)...    50       7    2,268      528     126      14        1,407             978            296
                               ===     ===    =====    =====    ====    ====        =====           =====           ====



(a) For the period May 1, 2010 (Commencement of Investments) through December 31, 2010.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

                                                FIDELITY(R)
                                                    VIP       FIDELITY(R)    JANUS ASPEN    JANUS ASPEN
                                                  EQUITY-         VIP          BALANCED      WORLDWIDE
                              FIDELITY(R) VIP    INCOME--      MID CAP--     PORTFOLIO--    PORTFOLIO--
                              CONTRAFUND(R)--     SERVICE    SERVICE CLASS     SERVICE        SERVICE
                              SERVICE CLASS 2     CLASS 2          2            SHARES        SHARES
                              ---------------  ------------  -------------  -------------  ------------
                               2010      2009  2010    2009   2010    2009   2010    2009  2010    2009
                              -------------------------------------------------------------------------

                                 298    1,250   143     267    349     483    338     686   184     243
                              (1,031)    (884) (396)   (485)  (226)   (194)  (310)   (176) (169)    (77)
                              ------    -----  ----    ----  -----    ----  -----    ----  ----     ---
                                (733)     366  (253)   (218)   123     289     28     510    15     166
                              ======    =====  ====    ====  =====    ====  =====    ====  ====     ===

                               1,051      246   182      54    798     171  1,152     124   160      27
                                 (15)      --   (31)     --    (16)     --    (41)     --   (11)     --
                              ------    -----  ----    ----  -----    ----  -----    ----  ----     ---
                               1,036      246   151      54    782     171  1,111     124   149      27
                              ======    =====  ====    ====  =====    ====  =====    ====  ====     ===

                               1,436      379   344      99  1,467     273  2,175     267   320     131
                                  (7)     (63)  (15)     --    (19)     (1)  (101)     (1)  (25)     --
                              ------    -----  ----    ----  -----    ----  -----    ----  ----     ---
                               1,429      316   329      99  1,448     272  2,074     266   295     131
                              ======    =====  ====    ====  =====    ====  =====    ====  ====     ===


                                          MFS(R)
                                         INVESTORS
                                      TRUST SERIES--
                                       SERVICE CLASS
                              ------------------------------
                                   2010            2009
                              ------------------------------

                                     46              44
                                    (42)            (34)
                                    ---             ---
                                      4              10
                                    ===             ===

                                     21               2
                                     (3)             --
                                    ---             ---
                                     18               2
                                    ===             ===

                                     60              13
                                     (7)             --
                                    ---             ---
                                     53              13
                                    ===             ===






                                               T. ROWE         UIF
                              ROYCE SMALL-      PRICE        EMERGING                                 VICTORY
                                   CAP         EQUITY        MARKETS      VAN ECK VIP                   VIF
                               PORTFOLIO--     INCOME        EQUITY          GLOBAL                 DIVERSIFIED
                               INVESTMENT      PORTFO-     PORTFOLIO--       HARD                     STOCK--
                                  CLASS        LIO--II       CLASS II        ASSETS               CLASS A SHARES
                              ------------  ------------  -------------  -------------  ----------------------------------
                              2010    2009  2010    2009   2010    2009   2010    2009        2010              2009
                              --------------------------------------------------------------------------------------------

                               274     656   200     468    235     643    317     868          55               203
                              (255)   (286) (404)   (528)  (524)   (209)  (794)   (298)       (204)              (35)
                              ----    ----  ----    ----  -----    ----  -----    ----        ----               ---
                                19     370  (204)    (60)  (289)    434   (477)    570        (149)              168
                              ====    ====  ====    ====  =====    ====  =====    ====        ====               ===

                               446      99   464     106    743     188  1,200     263          67                10
                                (9)     --    (4)     --    (20)     --    (48)     --          (8)               --
                              ----    ----  ----    ----  -----    ----  -----    ----        ----               ---
                               437      99   460     106    723     188  1,152     263          59                10
                              ====    ====  ====    ====  =====    ====  =====    ====        ====               ===

                               616     271   511      96  1,561     525  2,422     757          86                12
                               (27)     --   (23)     --    (48)     (2)   (99)     (2)         (5)               --
                              ----    ----  ----    ----  -----    ----  -----    ----        ----               ---
                               589     271   488      96  1,513     523  2,323     755          81                12
                              ====    ====  ====    ====  =====    ====  =====    ====        ====               ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006:





                                                  MAINSTAY VP
                                                   BALANCED--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2010     2009      2008      2007      2006
                                -----------------------------------------------


SERIES I POLICIES
Net Assets....................  $37,202   $35,249   $30,471   $45,343   $32,449
Units Outstanding.............    3,010     3,234     3,435     3,823     2,793
Variable Accumulation Unit
  Value.......................  $ 12.39   $ 10.93   $  8.90   $ 11.88   $ 11.58
Total Return..................    13.3%     22.8%    (25.0%)     2.6%     10.4%
Investment Income Ratio.......     1.2%      2.9%        --      2.2%      2.3%

SERIES II POLICIES
Net Assets....................  $ 3,859   $   245   $    --   $    --   $    --
Units Outstanding.............      321        23        --        --        --
Variable Accumulation Unit
  Value.......................  $ 12.03   $ 10.61   $    --   $    --   $    --
Total Return..................    13.3%      6.1%        --        --        --
Investment Income Ratio.......    12.2%      1.3%        --        --        --

SERIES III POLICIES
Net Assets....................  $11,563   $   743   $    --   $    --   $    --
Units Outstanding.............      943        62        --        --        --
Variable Accumulation Unit
  Value.......................  $ 12.31   $ 10.86   $    --   $    --   $    --
Total Return..................    13.3%      8.6%        --        --        --
Investment Income Ratio.......    14.2%      2.1%        --        --        --








                                                  MAINSTAY VP
                                                 COMMON STOCK--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2010     2009      2008      2007      2006
                                -----------------------------------------------


SERIES I POLICIES
Net Assets....................  $20,426   $19,628   $14,871   $20,713   $10,931
Units Outstanding.............    1,457     1,573     1,454     1,281       710
Variable Accumulation Unit
  Value.......................  $ 14.05   $ 12.51   $ 10.25   $ 16.15   $ 15.39
Total Return..................    12.3%     22.1%    (36.5%)     4.9%     16.2%
Investment Income Ratio.......     1.4%      1.9%      1.3%      1.3%      0.5%

SERIES II POLICIES
Net Assets....................  $   667   $   160   $    --   $    --   $    --
Units Outstanding.............       55        15        --        --        --
Variable Accumulation Unit
  Value.......................  $ 12.22   $ 10.87   $    --   $    --   $    --
Total Return..................    12.3%      8.7%        --        --        --
Investment Income Ratio.......    31.3%      0.6%        --        --        --

SERIES III POLICIES
Net Assets....................  $ 1,314   $   432   $    --   $    --   $    --
Units Outstanding.............      105        35        --        --        --
Variable Accumulation Unit
  Value.......................  $ 12.50   $ 11.13   $    --   $    --   $    --
Total Return..................    12.3%     11.3%        --        --        --
Investment Income Ratio.......    50.5%      1.2%        --        --        --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








                        MAINSTAY VP
                          BOND--                                         MAINSTAY VP
                       SERVICE CLASS                                   CASH MANAGEMENT
      ----------------------------------------------  ------------------------------------------------
        2010     2009     2008      2007      2006      2010      2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------



      $91,562  $74,630   $57,839   $34,806   $19,422  $116,450  $143,009  $177,537   $48,819   $18,765
        6,457    5,654     4,706     2,925     1,734   100,274   123,069   152,481    42,596    17,010
      $ 14.22  $ 13.22   $ 12.30   $ 11.88   $ 11.18  $   1.17  $   1.17  $   1.16   $  1.14   $  1.09
         7.6%     7.5%      3.5%      6.3%      4.3%      0.0%      0.0%      2.2%      4.8%      4.6%
         3.2%     4.6%      4.7%      4.2%      1.2%      0.0%      0.0%      1.7%      4.5%      4.4%


      $16,568  $ 2,606   $    --   $    --   $    --  $ 10,654  $  2,314  $     --   $    --   $    --
        1,500      253        --        --        --     1,046       228        --        --        --
      $ 11.05  $ 10.27   $    --   $    --   $    --  $  10.00  $  10.00  $     --   $    --   $    --
         7.6%     2.7%        --        --        --      0.0%      0.0%        --        --        --
        26.0%     2.9%        --        --        --     32.8%      0.0%        --        --        --


      $32,157  $ 4,029   $    --   $    --   $    --  $ 27,327  $  7,278  $     --   $    --   $    --
        2,894      384        --        --        --     2,659       725        --        --        --
      $ 11.05  $ 10.27   $    --   $    --   $    --  $  10.00  $  10.00  $     --   $    --   $    --
         7.6%     2.7%        --        --        --      0.0%      0.0%        --        --        --
        22.3%     3.8%        --        --        --     36.6%      0.0%        --        --        --







                         MAINSTAY VP                                      MAINSTAY VP
                  CONSERVATIVE ALLOCATION--                              CONVERTIBLE--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  -----------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------



      $105,901   $91,288   $66,600   $51,209   $12,984   $86,954   $73,137   $33,737   $34,342  $21,580
         8,361     8,058     7,163     4,477     1,207     5,041     4,976     3,358     2,220    1,601
      $  12.69   $ 11.35   $  9.31   $ 11.44   $ 10.67   $ 17.30   $ 14.71   $ 10.10   $ 15.44  $ 13.47
         11.7%     21.9%    (18.6%)     7.2%      6.7%     17.6%     45.7%    (34.6%)    14.6%    10.1%
          2.4%      3.1%      0.0%      4.0%      2.6%      2.8%      2.2%      2.3%      2.3%     2.6%


      $ 14,389   $ 2,628   $    --   $    --   $    --   $14,450   $ 2,553   $    --   $    --  $    --
         1,205       246        --        --        --     1,068       222        --        --       --
      $  11.96   $ 10.70   $    --   $    --   $    --   $ 13.54   $ 11.52   $    --   $    --  $    --
         11.7%      7.0%        --        --        --     17.6%     15.2%        --        --       --
         32.6%      1.6%        --        --        --     28.9%      1.3%        --        --       --


      $ 40,120   $ 4,802   $    --   $    --   $    --   $30,818   $ 4,653   $    --   $    --  $    --
         3,346       453        --        --        --     2,275       392        --        --       --
      $  11.88   $ 10.63   $    --   $    --   $    --   $ 13.54   $ 11.52   $    --   $    --  $    --
         11.7%      6.3%        --        --        --     17.6%     15.2%        --        --       --
         22.8%      1.1%        --        --        --     25.5%      1.2%        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   MAINSTAY VP
                                                 FLOATING RATE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------


SERIES I POLICIES
Net Assets....................   $92,392   $84,944   $40,154   $58,459   $37,645
Units Outstanding.............     7,597     7,521     4,742     5,288     3,485
Variable Accumulation Unit
  Value.......................   $ 12.20   $ 11.31   $  8.49   $ 11.02   $ 10.77
Total Return..................      7.8%     33.3%    (23.0%)     2.3%      5.7%
Investment Income Ratio.......      3.8%      3.3%      5.1%      6.2%      5.8%

SERIES II POLICIES
Net Assets....................   $16,165   $ 2,745   $    --   $    --   $    --
Units Outstanding.............     1,434       252        --        --        --
Variable Accumulation Unit
  Value.......................   $ 11.28   $ 10.46   $    --   $    --   $    --
Total Return..................      7.8%      4.6%        --        --        --
Investment Income Ratio.......     29.1%      1.3%        --        --        --

SERIES III POLICIES
Net Assets....................   $32,788   $ 5,829   $    --   $    --   $    --
Units Outstanding.............     2,910       555        --        --        --
Variable Accumulation Unit
  Value.......................   $ 11.26   $ 10.44   $    --   $    --   $    --
Total Return..................      7.8%      4.4%        --        --        --
Investment Income Ratio.......     28.4%      1.2%        --        --        --







                                                   MAINSTAY VP
                                                 GROWTH EQUITY--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------


SERIES I POLICIES
Net Assets....................   $10,687   $9,983    $ 8,340   $12,938   $9,114
Units Outstanding.............       808      845        945       890      704
Variable Accumulation Unit
  Value.......................   $ 13.26   $11.84    $  8.85   $ 14.51   $12.94
Total Return..................     11.9%    72.4%     (39.0%)    12.1%     4.2%
Investment Income Ratio.......      0.3%     0.3%       0.3%        --     0.2%

SERIES II POLICIES
Net Assets....................   $   642   $   47    $    --   $    --   $   --
Units Outstanding.............        51        4         --        --       --
Variable Accumulation Unit
  Value.......................   $ 12.69   $11.34    $    --   $    --   $   --
Total Return..................     11.9%    13.4%         --        --       --
Investment Income Ratio.......     12.2%     0.1%         --        --       --

SERIES III POLICIES
Net Assets....................   $ 1,547   $  194    $    --   $    --   $   --
Units Outstanding.............       122       17         --        --       --
Variable Accumulation Unit
  Value.......................   $ 12.69   $11.34    $    --   $    --   $   --
Total Return..................     11.9%    13.4%         --        --       --
Investment Income Ratio.......     21.6%     0.0%         --        --       --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                        MAINSTAY VP                                    MAINSTAY VP
                       GOVERNMENT--                                GROWTH ALLOCATION--
                       SERVICE CLASS                                  SERVICE CLASS
      ----------------------------------------------  ---------------------------------------------
        2010     2009     2008      2007      2006      2010     2009     2008      2007      2006
      ---------------------------------------------------------------------------------------------


      $69,233  $68,795   $75,666   $20,652   $13,260  $96,060  $90,782   $65,385   $73,680  $27,267
        5,080    5,300     5,893     1,765     1,204    8,545    9,266     8,523     5,913    2,392
      $ 13.66  $ 13.00   $ 12.83   $ 11.71   $ 11.01  $ 11.27  $  9.82   $  7.69   $ 12.35  $ 11.22
         5.1%     1.4%      9.5%      6.4%      3.8%    14.7%    27.7%    (37.7%)    10.1%    12.2%
         3.0%     3.3%      4.1%      5.3%      1.0%     1.0%     2.2%      0.6%      1.3%     1.5%


      $ 9,232  $ 1,147   $    --   $    --   $    --  $ 6,309  $   851   $    --   $    --  $    --
          858      111        --        --        --      499       77        --        --       --
      $ 10.77  $ 10.25   $    --   $    --   $    --  $ 12.67  $ 11.04   $    --   $    --  $    --
         5.1%     2.5%        --        --        --    14.7%    10.4%        --        --       --
        21.7%     2.0%        --        --        --    23.1%     1.4%        --        --       --


      $16,174  $ 2,581   $    --   $    --   $    --  $16,322  $ 2,413   $    --   $    --  $    --
        1,515      252        --        --        --    1,289      216        --        --       --
      $ 10.68  $ 10.17   $    --   $    --   $    --  $ 12.67  $ 11.04   $    --   $    --  $    --
         5.1%     1.7%        --        --        --    14.7%    10.4%        --        --       --
        26.7%     3.3%        --        --        --    24.1%     1.1%        --        --       --





                                     MAINSTAY VP                                                  MAINSTAY VP
                             HIGH YIELD CORPORATE BOND--                                     ICAP SELECT EQUITY--
                                    SERVICE CLASS                                                SERVICE CLASS
      ------------------------------------------------------------------------  ----------------------------------------------
            2010              2009              2008          2007      2006      2010      2009      2008     2007      2006
      ------------------------------------------------------------------------------------------------------------------------


          $277,038          $250,536          $113,302      $133,734   $84,029  $146,718  $131,647  $67,705   $53,113  $10,141
            16,195            16,458            10,559         9,450     6,045     9,803    10,369    6,889     3,326      678
          $  17.14          $  15.25          $  10.71      $  14.14   $ 13.86  $  15.00  $  12.73  $  9.86   $ 15.85  $ 14.86
             12.4%             42.5%            (24.3%)         2.1%     11.8%     17.8%     29.1%   (37.7%)     6.6%    19.0%
              5.8%              8.4%              9.6%          7.4%      2.2%      0.7%      1.6%     0.5%      0.6%     0.2%


          $ 50,388          $  8,548          $     --      $     --   $    --  $ 16,894  $  3,079  $    --   $    --  $    --
             4,040               782                --            --        --     1,290       273       --        --       --
          $  12.50          $  11.12          $     --      $     --   $    --  $  13.10  $  11.12  $    --   $    --  $    --
             12.4%             11.2%                --            --        --     17.8%     11.2%       --        --       --
             28.9%              5.1%                --            --        --     30.1%      0.6%       --        --       --


          $107,153          $ 18,782          $     --      $     --   $    --  $ 25,559  $  4,142  $    --   $    --  $    --
             8,564             1,682                --            --        --     1,946       365       --        --       --
          $  12.43          $  11.06          $     --      $     --   $    --  $  13.17  $  11.17  $    --   $    --  $    --
             12.4%             10.6%                --            --        --     17.8%     11.7%       --        --       --
             30.0%              4.4%                --            --        --     27.5%      1.1%       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  MAINSTAY VP
                                                INCOME BUILDER--
                                                 SERVICE CLASS
                                -----------------------------------------------
                                  2010     2009      2008      2007      2006
                                -----------------------------------------------

SERIES I POLICIES
Net Assets....................  $13,362   $10,097   $ 8,062   $11,045   $8,400
Units Outstanding.............      925       800       788       781      640
Variable Accumulation Unit
  Value.......................  $ 14.48   $ 12.65   $ 10.26   $ 14.08   $13.13
Total Return..................    14.5%     23.2%    (27.1%)     7.2%     9.2%
Investment Income Ratio.......     3.1%      3.5%      3.1%      2.2%     0.5%

SERIES II POLICIES
Net Assets....................  $ 1,470   $    95   $    --   $    --   $   --
Units Outstanding.............      116         9        --        --       --
Variable Accumulation Unit
  Value.......................  $ 12.69   $ 11.08   $    --   $    --   $   --
Total Return..................    14.5%     10.8%        --        --       --
Investment Income Ratio.......    13.2%      2.5%        --        --       --

SERIES III POLICIES
Net Assets....................  $ 2,355   $   562   $    --   $    --   $   --
Units Outstanding.............      187        51        --        --       --
Variable Accumulation Unit
  Value.......................  $ 12.63   $ 11.03   $    --   $    --   $   --
Total Return..................    14.5%     10.3%        --        --       --
Investment Income Ratio.......    41.6%      2.8%        --        --       --







                                                  MAINSTAY VP
                                                MID CAP CORE--
                                                 SERVICE CLASS
                                ----------------------------------------------
                                  2010     2009     2008      2007      2006
                                ----------------------------------------------


SERIES I POLICIES
Net Assets....................  $97,723  $87,726   $31,502   $50,418   $30,960
Units Outstanding.............    5,564    6,163     3,023     2,778     1,780
Variable Accumulation Unit
  Value.......................  $ 17.60  $ 14.27   $ 10.45   $ 18.14   $ 17.31
Total Return..................    23.3%    36.6%    (42.4%)     4.8%     14.7%
Investment Income Ratio.......     0.3%     0.2%      0.0%      0.3%        --

SERIES II POLICIES
Net Assets....................  $ 5,951  $ 1,164   $    --   $    --   $    --
Units Outstanding.............      418       99        --        --        --
Variable Accumulation Unit
  Value.......................  $ 14.26  $ 11.56   $    --   $    --   $    --
Total Return..................    23.3%    15.6%        --        --        --
Investment Income Ratio.......    31.6%     0.1%        --        --        --

SERIES III POLICIES
Net Assets....................  $ 8,063  $ 1,319   $    --   $    --   $    --
Units Outstanding.............      579      115        --        --        --
Variable Accumulation Unit
  Value.......................  $ 13.97  $ 11.33   $    --   $    --   $    --
Total Return..................    23.3%    13.3%        --        --        --
Investment Income Ratio.......    27.1%     0.1%        --        --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                         MAINSTAY VP                                     MAINSTAY VP
                   INTERNATIONAL EQUITY--                             LARGE CAP GROWTH--
                        SERVICE CLASS                                   SERVICE CLASS
      ------------------------------------------------  ---------------------------------------------
        2010      2009      2008      2007      2006      2010     2009     2008     2007      2006
      -----------------------------------------------------------------------------------------------

      $106,009  $101,729   $85,486  $101,083   $54,334  $56,631  $46,865  $26,590   $25,083   $9,060
         5,841     5,866     5,872     5,119     2,878    4,155    3,983    3,163     1,806      790
      $  18.19  $  17.39   $ 14.60  $  19.70   $ 18.82  $ 13.65  $ 11.78  $  8.43   $ 13.81   $11.41
          4.6%     19.1%    (25.9%)     4.7%     31.0%    15.9%    39.7%   (38.9%)    21.0%     7.0%
          3.1%      7.1%      1.3%      0.6%      0.3%       --       --       --        --       --


      $ 12,627  $  2,158   $    --  $     --   $    --  $ 9,862  $ 1,754  $    --   $    --   $   --
         1,105       189        --        --        --      731      142       --        --       --
      $  11.43  $  10.93   $    --  $     --   $    --  $ 13.50  $ 11.65  $    --   $    --   $   --
          4.6%      9.3%        --        --        --    15.9%    16.5%       --        --       --
         28.3%      3.3%        --        --        --    28.5%       --       --        --       --


      $ 19,310  $  3,946   $    --  $     --   $    --  $18,421  $ 2,879  $    --   $    --   $   --
         1,671       347        --        --        --    1,380      250       --        --       --
      $  11.57  $  11.06   $    --  $     --   $    --  $ 13.37  $ 11.53  $    --   $    --   $   --
          4.6%     10.6%        --        --        --    15.9%    15.3%       --        --       --
         32.1%      5.4%        --        --        --    25.6%       --       --        --       --







                        MAINSTAY VP                                    MAINSTAY VP
                     MID CAP GROWTH--                                MID CAP VALUE--
                       SERVICE CLASS                                  SERVICE CLASS
      ----------------------------------------------  ---------------------------------------------
        2010     2009     2008      2007      2006      2010     2009     2008     2007      2006
      ---------------------------------------------------------------------------------------------

        $--      $--     $32,785   $57,638   $38,503      $--      $--  $30,705   $46,890   $36,644
         --       --       2,912     2,810     2,170       --       --    2,917     2,988     2,301
        $--      $--     $ 11.29   $ 20.46   $ 17.72      $--      $--  $ 10.57   $ 15.68   $ 15.90
         --       --      (44.8%)    15.5%      9.0%       --       --   (32.6%)    (1.4%)    13.8%
         --       --          --        --        --       --       --     1.4%      0.9%        --


        $--      $--     $    --   $    --   $    --      $--      $--  $    --   $    --   $    --
         --       --          --        --        --       --       --       --        --        --
        $--      $--     $    --   $    --   $    --      $--      $--  $    --   $    --   $    --
         --       --          --        --        --       --       --       --        --        --
         --       --          --        --        --       --       --       --        --        --


        $--      $--     $    --   $    --   $    --      $--      $--  $    --   $    --   $    --
         --       --          --        --        --       --       --       --        --        --
        $--      $--     $    --   $    --   $    --      $--      $--  $    --   $    --   $    --
         --       --          --        --        --       --       --       --        --        --
         --       --          --        --        --       --       --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   MAINSTAY VP
                                              MODERATE ALLOCATION--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------

SERIES I POLICIES
Net Assets....................  $142,876  $130,482   $93,445   $78,007   $29,581
Units Outstanding.............    11,665    12,018    10,653     6,580     2,701
Variable Accumulation Unit
  Value.......................  $  12.28  $  10.88   $  8.78   $ 11.76   $ 10.84
Total Return..................     12.8%     24.0%    (25.4%)     8.5%      8.4%
Investment Income Ratio.......      2.0%      2.7%      0.3%      2.8%      2.0%

SERIES II POLICIES
Net Assets....................  $ 24,992  $  2,548   $    --   $    --   $    --
Units Outstanding.............     2,029       233        --        --        --
Variable Accumulation Unit
  Value.......................  $  12.33  $  10.93   $    --   $    --   $    --
Total Return..................     12.8%      9.3%        --        --        --
Investment Income Ratio.......     19.5%      1.1%        --        --        --

SERIES III POLICIES
Net Assets....................  $ 71,889  $  6,215   $    --   $    --   $    --
Units Outstanding.............     5,897       569        --        --        --
Variable Accumulation Unit
  Value.......................  $  12.18  $  10.80   $    --   $    --   $    --
Total Return..................     12.8%      8.0%        --        --        --
Investment Income Ratio.......     17.1%      1.0%        --        --        --







                                                MAINSTAY VP
                                             SMALL CAP GROWTH--
                                               SERVICE CLASS
                                -------------------------------------------
                                  2010   2009    2008      2007      2006
                                -------------------------------------------

SERIES I POLICIES
Net Assets....................      $--   $--   $11,978   $19,582   $18,253
Units Outstanding.............       --    --     1,499     1,462     1,313
Variable Accumulation Unit
  Value.......................      $--   $--   $  8.03   $ 13.40   $ 13.88
Total Return..................       --    --    (40.1%)    (3.4%)     6.1%
Investment Income Ratio.......       --    --        --        --        --

SERIES II POLICIES
Net Assets....................      $--   $--   $    --   $    --   $    --
Units Outstanding.............       --    --        --        --        --
Variable Accumulation Unit
  Value.......................      $--   $--   $    --   $    --   $    --
Total Return..................       --    --        --        --        --
Investment Income Ratio.......       --    --        --        --        --

SERIES III POLICIES
Net Assets....................      $--   $--   $    --   $    --   $    --
Units Outstanding.............       --    --        --        --        --
Variable Accumulation Unit
  Value.......................      $--   $--   $    --   $    --   $    --
Total Return..................       --    --        --        --        --
Investment Income Ratio.......       --    --        --        --        --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                         MAINSTAY VP
                       MODERATE GROWTH                                   MAINSTAY VP
                        ALLOCATION--                                   S&P 500 INDEX--
                        SERVICE CLASS                                   SERVICE CLASS
      ------------------------------------------------  ---------------------------------------------
        2010      2009      2008      2007      2006      2010     2009     2008     2007      2006
      -----------------------------------------------------------------------------------------------

      $178,773  $164,894  $117,840  $121,306   $47,438  $62,916  $57,516  $44,477   $67,171   $49,694
        15,160    15,945    14,577    10,088     4,262    4,514    4,716    4,624     4,355     3,378
      $  11.82  $  10.36  $   8.09  $  12.01   $ 11.01  $ 13.97  $ 12.20  $  9.69   $ 15.42   $ 14.69
         14.0%     28.1%    (32.6%)     9.1%     10.1%    14.4%    25.9%   (37.2%)     5.0%     15.2%
          1.4%      2.7%      0.5%      2.2%      2.0%     1.6%     2.6%     2.1%      1.5%      0.4%


      $ 42,103  $  2,198  $     --  $     --   $    --  $ 2,951  $   622  $    --   $    --   $    --
         3,361       200        --        --        --      229       55       --        --        --
      $  12.50  $  10.96  $     --  $     --   $    --  $ 12.89  $ 11.26  $    --   $    --   $    --
         14.0%      9.6%        --        --        --    14.4%    12.6%       --        --        --
         12.0%      1.5%        --        --        --    34.1%     1.6%       --        --        --


      $107,815  $  9,057  $     --  $     --   $    --  $ 5,933  $   817  $    --   $    --   $    --
         8,355       800        --        --        --      463       73       --        --        --
      $  12.87  $  11.28  $     --  $     --   $    --  $ 12.81  $ 11.20  $    --   $    --   $    --
         14.0%     12.8%        --        --        --    14.4%    12.0%       --        --        --
         17.7%      1.9%        --        --        --    22.5%     1.7%       --        --        --







                        MAINSTAY VP                                        ALGER
                     U.S. SMALL CAP--                                SMALL CAP GROWTH--
                       SERVICE CLASS                                   CLASS S SHARES
      ----------------------------------------------  -----------------------------------------------
        2010     2009     2008      2007      2006      2010     2009      2008      2007      2006
      -----------------------------------------------------------------------------------------------

      $44,391  $38,280   $13,934   $22,164   $8,389   $19,986   $18,082   $14,338   $30,933   $23,631
        2,470    2,669     1,361     1,128      582       980     1,109     1,277     1,466     1,302
      $ 18.01  $ 14.44   $ 10.26   $ 19.49   $14.36   $ 20.43   $ 16.35   $ 11.27   $ 21.15   $ 18.08
        24.7%    59.3%    (47.3%)    35.8%    12.4%     24.9%     45.1%    (46.7%)    16.9%     19.7%

           --       --        --        --       --        --        --        --        --        --

      $ 2,604  $   483   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
          183       42        --        --       --        --        --        --        --        --
      $ 14.20  $ 11.38   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        24.7%    13.8%        --        --       --        --        --        --        --        --
        30.4%       --        --        --       --        --        --        --        --        --


      $ 4,784  $   883   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
          341       77        --        --       --        --        --        --        --        --
      $ 14.03  $ 11.25   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        24.7%    12.5%        --        --       --        --        --        --        --        --
        30.5%       --        --        --       --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   CALVERT
                                                   VP SRI
                                             BALANCED PORTFOLIO
                                --------------------------------------------
                                 2010    2009     2008      2007      2006
                                --------------------------------------------

SERIES I POLICIES
Net Assets....................  $5,731  $4,926   $ 3,640   $4,644    $3,648
Units Outstanding.............     450     434       402      352       283
Variable Accumulation Unit
  Value.......................  $12.75  $11.37   $  9.08   $13.22    $12.86
Total Return..................   12.1%   25.3%    (31.3%)    2.8%      8.8%
Investment Income Ratio.......    1.5%    2.4%      2.8%     2.7%      2.8%

SERIES II POLICIES
Net Assets....................  $2,247  $   48   $    --   $   --    $   --
Units Outstanding.............     183       4        --       --        --
Variable Accumulation Unit
  Value.......................  $12.27  $10.95   $    --   $   --    $   --
Total Return..................   12.1%    9.5%        --       --        --
Investment Income Ratio.......    5.0%    3.0%        --       --        --

SERIES III POLICIES
Net Assets....................  $4,874  $   73   $    --   $   --    $   --
Units Outstanding.............     402       7        --       --        --
Variable Accumulation Unit
  Value.......................  $11.97  $10.68   $    --   $   --    $   --
Total Return..................   12.1%    6.8%        --       --        --
Investment Income Ratio.......    4.3%    4.6%        --       --        --







                                                 FIDELITY(R) VIP
                                                 CONTRAFUND(R)--
                                                 SERVICE CLASS 2
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------


SERIES I POLICIES
Net Assets....................  $164,104  $151,306  $107,555  $151,634   $83,381
Units Outstanding.............     9,314    10,047     9,681     7,781     5,010
Variable Accumulation Unit
  Value.......................  $  17.66  $  15.10  $  11.15  $  19.45   $ 16.58
Total Return..................     16.9%     35.5%    (42.7%)    17.3%     11.4%
Investment Income Ratio.......      1.0%      1.2%      0.9%      0.9%      1.1%

SERIES II POLICIES
Net Assets....................  $ 17,114  $  2,927  $     --  $     --   $    --
Units Outstanding.............     1,282       246        --        --        --
Variable Accumulation Unit
  Value.......................  $  13.37  $  11.43  $     --  $     --   $    --
Total Return..................     16.9%     14.3%        --        --        --
Investment Income Ratio.......     28.5%      2.1%        --        --        --

SERIES III POLICIES
Net Assets....................  $ 23,426  $  3,705  $     --  $     --   $    --
Units Outstanding.............     1,745       316        --        --        --
Variable Accumulation Unit
  Value.......................  $  13.42  $  11.48  $     --  $     --   $    --
Total Return..................     16.9%     14.8%        --        --        --
Investment Income Ratio.......     25.5%      1.2%        --        --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                         COLUMBIA
                   SMALL CAP VALUE FUND,                                DREYFUS IP
                     VARIABLE SERIES--                              TECHNOLOGY GROWTH--
                          CLASS B                                     SERVICE SHARES
      ----------------------------------------------  ----------------------------------------------
        2010     2009     2008      2007      2006      2010     2009     2008      2007      2006
      ----------------------------------------------------------------------------------------------


      $25,431  $18,826   $13,615   $18,097   $13,367  $28,127  $20,218   $ 8,333   $11,697   $7,293
        1,782    1,673     1,509     1,438     1,030    1,704    1,587     1,031       846      603
      $ 14.30  $ 11.31   $  9.05   $ 12.59   $ 12.93  $ 16.52  $ 12.75   $  8.11   $ 13.81   $12.07
        26.5%    25.0%    (28.2%)    (2.6%)    19.4%    29.7%    57.1%    (41.2%)    14.4%     4.0%
         1.1%     0.9%      0.5%      0.3%      0.4%       --     0.1%        --        --       --


      $ 3,318  $   312   $    --   $    --   $    --  $ 4,875  $   668   $    --   $    --   $   --
          239       28        --        --        --      314       53        --        --       --
      $ 13.91  $ 11.00   $    --   $    --   $    --  $ 15.52  $ 11.97   $    --   $    --   $   --
        26.5%    10.0%        --        --        --    29.7%    19.7%        --        --       --
        17.7%       --        --        --        --    23.5%       --        --        --       --


      $ 4,044  $   442   $    --   $    --   $    --  $ 9,517  $ 1,593   $    --   $    --   $   --
          291       39        --        --        --      612      135        --        --       --
      $ 13.90  $ 10.99   $    --   $    --   $    --  $ 15.26  $ 11.77   $    --   $    --   $   --
        26.5%     9.9%        --        --        --    29.7%    17.7%        --        --       --
        20.8%       --        --        --        --    27.7%       --        --        --       --






                      FIDELITY(R) VIP                                 FIDELITY(R) VIP
                      EQUITY-INCOME--                                    MID CAP--
                      SERVICE CLASS 2                                 SERVICE CLASS 2
      ----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006     2010     2009      2008      2007      2006
      -----------------------------------------------------------------------------------------------


      $45,420   $42,428   $34,541   $57,443  $35,470  $92,609   $69,799   $46,013   $66,993   $40,507
        3,442     3,695     3,913     3,703    2,312    3,869     3,746     3,457     3,029     2,108
      $ 13.23   $ 11.51   $  8.86   $ 15.50  $ 15.30  $ 23.99   $ 18.66   $ 13.35   $ 22.11   $ 19.17
        14.9%     29.9%    (42.8%)     1.3%    19.9%    28.6%     39.8%    (39.6%)    15.3%     12.4%
         1.6%      2.1%      2.5%      1.9%     3.0%     0.1%      0.5%      0.2%      0.5%      0.1%


      $ 2,630   $   607   $    --   $    --  $    --  $13,911   $ 1,954   $    --   $    --   $    --
          205        54        --        --       --      953       171        --        --        --
      $ 12.84   $ 11.17   $    --   $    --  $    --  $ 14.57   $ 11.33   $    --   $    --   $    --
        14.9%     11.7%        --        --       --    28.6%     13.3%        --        --        --
        34.1%      3.1%        --        --       --    24.4%      0.7%        --        --        --


      $ 5,427   $ 1,096   $    --   $    --  $    --  $25,175   $ 3,149   $    --   $    --   $    --
          428        99        --        --       --    1,720       272        --        --        --
      $ 12.70   $ 11.05   $    --   $    --  $    --  $ 14.65   $ 11.39   $    --   $    --   $    --
        14.9%     10.5%        --        --       --    28.6%     13.9%        --        --        --
        32.9%      2.4%        --        --       --    22.0%      0.7%        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                  JANUS ASPEN
                                             BALANCED PORTFOLIO--
                                                SERVICE SHARES
                                ----------------------------------------------
                                  2010     2009     2008      2007      2006
                                ----------------------------------------------

SERIES I POLICIES
Net Assets....................  $51,066  $46,781   $30,822   $27,363   $17,360
Units Outstanding.............    2,972    2,944     2,434     1,809     1,267
Variable Accumulation Unit
  Value.......................  $ 17.22  $ 15.93   $ 12.68   $ 15.11   $ 13.70
Total Return..................     8.1%    25.6%    (16.1%)    10.3%     10.4%
Investment Income Ratio.......     2.6%     2.8%      2.6%      2.4%      2.1%

SERIES II POLICIES
Net Assets....................  $14,553  $ 1,405   $    --   $    --   $    --
Units Outstanding.............    1,235      124        --        --        --
Variable Accumulation Unit
  Value.......................  $ 11.79  $ 10.91   $    --   $    --   $    --
Total Return..................     8.1%     9.1%        --        --        --
Investment Income Ratio.......    17.9%     1.8%        --        --        --

SERIES III POLICIES
Net Assets....................  $27,504  $ 2,922   $    --   $    --   $    --
Units Outstanding.............    2,340      266        --        --        --
Variable Accumulation Unit
  Value.......................  $ 11.72  $ 10.84   $    --   $    --   $    --
Total Return..................     8.1%     8.4%        --        --        --
Investment Income Ratio.......    20.2%     1.9%        --        --        --







                                                   MFS(R)
                                              RESEARCH SERIES--
                                                SERVICE CLASS
                                --------------------------------------------
                                 2010     2009      2008      2007     2006
                                --------------------------------------------

SERIES I POLICIES
Net Assets....................  $5,418   $4,887    $ 3,353   $4,545   $2,574
Units Outstanding.............     344      359        321      277      176
Variable Accumulation Unit
  Value.......................  $15.76   $13.63    $ 10.47   $16.42   $14.54
Total Return..................   15.6%    30.2%     (36.3%)   12.9%    10.2%
Investment Income Ratio.......    0.7%     1.1%       0.3%     0.4%     0.3%

SERIES II POLICIES
Net Assets....................  $  293   $   74    $    --   $   --   $   --
Units Outstanding.............      23        7         --       --       --
Variable Accumulation Unit
  Value.......................  $12.87   $11.13    $    --   $   --   $   --
Total Return..................   15.6%    11.3%         --       --       --
Investment Income Ratio.......   35.7%       --         --       --       --

SERIES III POLICIES
Net Assets....................  $  731   $   75    $    --   $   --   $   --
Units Outstanding.............      57        7         --       --       --
Variable Accumulation Unit
  Value.......................  $12.91   $11.17    $    --   $   --   $   --
Total Return..................   15.6%    11.7%         --       --       --
Investment Income Ratio.......   16.3%       --         --       --       --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                       JANUS ASPEN                                      MFS(R)
                  WORLDWIDE PORTFOLIO--                        INVESTORS TRUST SERIES--
                      SERVICE SHARES                                 SERVICE CLASS
      ---------------------------------------------  --------------------------------------------
        2010     2009      2008      2007     2006    2010     2009      2008      2007     2006
      -------------------------------------------------------------------------------------------


      $17,988   $15,393   $ 9,789   $14,003  $7,258  $3,382   $3,000    $ 2,258   $2,401   $1,639
        1,349     1,334     1,168       910     519     231      227        217      154      115
      $ 13.36   $ 11.57   $  8.42   $ 15.25  $13.95  $14.64   $13.21    $ 10.44   $15.63   $14.22
        15.5%     37.4%    (44.8%)     9.4%   17.9%   10.9%    26.6%     (33.3%)   10.0%    12.7%
         0.5%      1.3%      1.1%      0.6%    1.7%    1.0%     1.3%       0.5%     0.5%     0.2%


      $ 2,310   $   315   $    --   $    --  $   --  $  239   $   19    $    --   $   --   $   --
          176        27        --        --      --      20        2         --       --       --
      $ 13.12   $ 11.35   $    --   $    --  $   --  $11.68   $10.53    $    --   $   --   $   --
        15.5%     13.5%        --        --      --   10.9%     5.3%         --       --       --
        21.2%      0.9%        --        --      --   16.2%       --         --       --       --


      $ 5,378   $ 1,430   $    --   $    --  $   --  $  811   $  150    $    --   $   --   $   --
          426       131        --        --      --      66       13         --       --       --
      $ 12.66   $ 10.96   $    --   $    --  $   --  $12.36   $11.15    $    --   $   --   $   --
        15.5%      9.6%        --        --      --   10.9%    11.5%         --       --       --
        38.3%      0.6%        --        --      --   27.0%       --         --       --       --







                           MFS(R)                                    NEUBERGER BERMAN AMT
                     UTILITIES SERIES--                           MID-CAP GROWTH PORTFOLIO--
                       SERVICE CLASS                                       CLASS S
      -----------------------------------------------  -----------------------------------------------
        2010      2009      2008      2007      2006     2010     2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


      $190,758  $182,983  $132,694  $171,544  $68,838  $18,925   $14,639   $11,270   $17,927   $5,644
         7,965     8,669     8,367     6,684    3,422    1,056     1,056     1,066       950      366
      $  24.01  $  21.15  $  15.92  $  25.59  $ 20.07  $ 17.95   $ 13.94   $ 10.61   $ 18.79   $15.38
         13.5%     32.9%    (37.8%)    27.6%    31.0%    28.7%     31.3%    (43.5%)    22.2%    14.5%
          3.1%      4.5%      1.2%      0.6%     1.5%       --        --        --        --       --


      $ 17,072  $  2,789  $     --  $     --  $    --  $ 1,825   $   203   $    --   $    --   $   --
         1,333       244        --        --       --      126        18        --        --       --
      $  12.82  $  11.30  $     --  $     --  $    --  $ 14.49   $ 11.25   $    --   $    --   $   --
         13.5%     13.0%        --        --       --    28.7%     12.5%        --        --       --
         26.5%        --        --        --       --    23.0%        --        --        --       --


      $ 35,879  $  6,040  $     --  $     --  $    --  $ 2,048   $   164   $    --   $    --   $   --
         2,796       528        --        --       --      140        14        --        --       --
      $  12.87  $  11.34  $     --  $     --  $    --  $ 14.65   $ 11.38   $    --   $    --   $   --
         13.5%     13.4%        --        --       --    28.7%     13.8%        --        --       --
         26.4%        --        --        --       --    16.1%        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                     PIMCO
                                  REAL RETURN                        ROYCE
                                  PORTFOLIO--                MICRO-CAP PORTFOLIO--
                                ADVISOR CLASS                  INVESTMENT CLASS
                                --------------  ----------------------------------------------
                                     2010         2010      2009      2008      2007     2006
                                --------------------------------------------------------------

SERIES I POLICIES
Net Assets....................      $14,325      $64,178   $51,857   $29,534  $37,445  $16,410
Units Outstanding.............        1,377        3,574     3,754     3,383    2,407    1,098
Variable Accumulation Unit
  Value.......................      $ 10.40      $ 17.98   $ 13.84   $  8.75  $ 15.43  $ 14.84
Total Return..................         4.0%        30.0%     58.0%    (43.3%)    4.0%    21.1%
Investment Income Ratio.......         0.7%         1.9%        --      3.1%     1.9%     0.3%

SERIES II POLICIES
Net Assets....................      $ 9,047      $ 9,534   $ 1,369   $    --  $    --  $    --
Units Outstanding.............          868          619       110        --       --       --
Variable Accumulation Unit
  Value.......................      $ 10.40      $ 15.39   $ 11.84   $    --  $    --  $    --
Total Return..................         4.0%        30.0%     18.4%        --       --       --
Investment Income Ratio.......           --        24.9%        --        --       --       --

SERIES III POLICIES
Net Assets....................      $14,850      $19,890   $ 3,591   $    --  $    --  $    --
Units Outstanding.............        1,407        1,274       296        --       --       --
Variable Accumulation Unit
  Value.......................      $ 10.40      $ 15.64   $ 12.03   $    --  $    --  $    --
Total Return..................         4.0%        30.0%     20.3%        --       --       --
Investment Income Ratio.......           --        29.3%        --        --       --       --





                                                      UIF
                                                    EMERGING
                                                    MARKETS
                                                     EQUITY
                                                  PORTFOLIO--
                                                    CLASS II
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------


SERIES I POLICIES
Net Assets....................  $119,936  $108,915   $56,863   $94,355   $38,547
Units Outstanding.............     3,683     3,972     3,538     2,520     1,445
Variable Accumulation Unit
  Value.......................  $  32.66  $  27.46   $ 16.14   $ 37.31   $ 26.56
Total Return..................     18.9%     70.1%    (56.7%)    40.5%     37.2%
Investment Income Ratio.......      0.6%        --        --      0.4%      0.7%

SERIES II POLICIES
Net Assets....................  $ 12,947  $  2,258   $    --   $    --   $    --
Units Outstanding.............       911       188        --        --        --
Variable Accumulation Unit
  Value.......................  $  14.22  $  11.95   $    --   $    --   $    --
Total Return..................     18.9%     19.5%        --        --        --
Investment Income Ratio.......     27.1%        --        --        --        --

SERIES III POLICIES
Net Assets....................  $ 27,991  $  6,085   $    --   $    --   $    --
Units Outstanding.............     2,036       523        --        --        --
Variable Accumulation Unit
  Value.......................  $  13.78  $  11.59   $    --   $    --   $    --
Total Return..................     18.9%     15.9%        --        --        --
Investment Income Ratio.......     31.8%        --        --        --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                           ROYCE                                        T. ROWE PRICE
                   SMALL-CAP PORTFOLIO--                                EQUITY INCOME
                      INVESTMENT CLASS                                  PORTFOLIO--II
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


      $46,316   $38,335   $24,809   $24,568   $12,973  $69,213   $62,953   $50,851   $75,977   $50,422
        3,066     3,047     2,677     1,924       990    4,638     4,842     4,902     4,658     3,172
      $ 15.14   $ 12.56   $  9.29   $ 12.76   $ 13.03  $ 14.95   $ 13.03   $ 10.40   $ 16.33   $ 15.85
        20.5%     35.2%    (27.2%)    (2.1%)    15.4%    14.7%     25.3%    (36.3%)     3.0%     18.6%
         0.1%        --      0.7%      0.1%      0.1%     1.7%      1.7%      2.2%      1.5%      1.4%


      $ 7,262   $ 1,131   $    --   $    --   $    --  $ 7,088   $ 1,201   $    --   $    --   $    --
          536        99        --        --        --      566       106        --        --        --
      $ 13.57   $ 11.26   $    --   $    --   $    --  $ 12.54   $ 10.93   $    --   $    --   $    --
        20.5%     12.6%        --        --        --    14.7%      9.3%        --        --        --
        25.9%        --        --        --        --    28.4%      0.7%        --        --        --


      $11,677   $ 3,039   $    --   $    --   $    --  $ 7,614   $ 1,112   $    --   $    --   $    --
          860       271        --        --        --      584        96        --        --        --
      $ 13.57   $ 11.26   $    --   $    --   $    --  $ 13.09   $ 11.40   $    --   $    --   $    --
        20.5%     12.6%        --        --        --    14.7%     14.0%        --        --        --
        37.0%        --        --        --        --    23.4%      0.9%        --        --        --









                          VAN ECK                                        VICTORY VIF
                        VIP GLOBAL                                   DIVERSIFIED STOCK--
                        HARD ASSETS                                    CLASS A SHARES
      -----------------------------------------------  ----------------------------------------------
        2010      2009      2008      2007      2006    2010     2009      2008      2007      2006
      -----------------------------------------------------------------------------------------------



      $215,347  $182,347  $103,661  $149,372  $58,353  $9,578   $10,254   $ 6,524   $7,567    $5,009
         5,082     5,559     4,989     3,847    2,184     713       862       694      499       362
      $  42.46  $  32.86  $  20.86  $  38.71  $ 26.63  $13.46   $ 11.98   $  9.43   $15.18    $13.80
         29.2%     57.5%    (46.1%)    45.4%    24.5%   12.3%     27.1%    (37.9%)   10.0%     13.7%
          0.4%      0.2%      0.3%      0.1%       --    0.7%      0.8%      0.8%     0.6%      0.3%


      $ 22,287  $  3,256  $     --  $     --  $    --  $  811   $   108   $    --   $   --    $   --
         1,415       263        --        --       --      69        10        --       --        --
      $  15.75  $  12.19  $     --  $     --  $    --  $11.82   $ 10.52   $    --   $   --    $   --
         29.2%     21.9%        --        --       --   12.3%      5.2%        --       --        --
         25.2%        --        --        --       --   22.1%      0.2%        --       --        --


      $ 46,198  $  8,786  $     --  $     --  $    --  $1,153   $   128   $    --   $   --    $   --
         3,078       755        --        --       --      93        12        --       --        --
      $  15.04  $  11.63  $     --  $     --  $    --  $12.38   $ 11.02   $    --   $   --    $   --
         29.2%     16.3%        --        --       --   12.3%     10.2%        --       --        --
         31.0%        --        --        --       --   17.4%      0.2%        --       --        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 18, 2011

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)